As filed with the Securities and Exchange Commission on April 26, 2012

File Nos. 333-56018 and 811-10303

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:	[X]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No. 32	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:	[X]

Amendment No. 33	[X]

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 W. 61st Place
Shawnee Mission, KS 66205
(Address of Principal Executive Offices) (Zip Code)

(913) 384-1513
(Registrant’s Telephone Number, Including Area Code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and Address of Agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1).
[X]	on June 29, 2012 pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 32 to the Registration Statement is being filed pursuant to Rule 485(a)(i) for the purpose of changing the name of the Buffalo Science & Technology Fund to “Buffalo Discovery Fund” and making related revisions to its principal investment strategies.  On or before the effective date, the Trust will file another Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment, for the purpose of incorporating any comments made by the Staff and to update financial information for the fiscal year ended March 31, 2012.

BUFFALO FUNDS

BUFFALO DISCOVERY FUND  (BUFTX)

Prospectus

June 29, 2012

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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Table of Contents

SUMMARY SECTION

Buffalo Discovery Fund

INVESTMENT OBJECTIVE

The investment objective of the Buffalo Discovery Fund (“Discovery Fund” or the “Fund”) is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Other Expenses	[…]%
Acquired Fund Fees and Expenses	[…]%
Total Annual Fund Operating Expenses*	[…]%
*
Acquired Fund Fees and Expenses represent the indirect costs of the Fund’s investments in other investment companies.  The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which the Fund invests.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Discovery Fund	$[…]	$[…]	$[…]	$[…]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction and tax costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was […]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Discovery Fund normally invests in domestic common stocks of companies that the Advisor believes have the potential to grow rapidly and sustainably due to innovation and whose growth prospects are not widely recognized by the market.  Innovation includes the discovery of better or more efficient products, services, processes, technologies, or ideas which benefit consumers, business, and other users.  The Fund invests in domestic companies across all industries and market capitalizations, whose growth prospects are derived from new and innovative ideas, products, or services.  While these types of companies are often found in the healthcare, technology, industrial, and consumer sectors, the Discovery Fund may select stocks from any sector where the Advisor believes innovation creates a robust and sustainable growth opportunity.  The Fund’s investments will consist of primarily domestic companies; however the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies traded on U.S. stock exchanges.

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In its security selection process for the Discovery Fund, the Advisor seeks to identify a broad range of companies in a diversified group of industries that are expected to benefit from innovation.  The Advisor also selects securities based upon: (1) fundamental analysis of industries and the economic cycle; (2) company-specific analysis, such as product cycles and the quality of management; (3) rigorous valuation analysis; and (4) a long-term perspective.  The Advisor may sell the Discovery Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS

The Discovery Fund cannot guarantee that it will achieve its investment objective.  As with any mutual fund, the value of the Discovery Fund’s investments may fluctuate.  If the value of the Discovery Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  The risks associated with the Discovery Fund’s principal investment strategies are:

Market Risk – The value of the Discovery Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Discovery Fund, and you could lose money.

Management Risk – Management risk means that your investment in the Discovery Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Discovery Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks.  Common Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights.  The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, financial resources, product diversification and competitive strengths.  Therefore, such securities may be more volatile and less liquid than large-cap companies.

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Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, financial resources, product diversification and competitive strengths.  Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.

International Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.  Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

PERFORMANCE

The performance information provides some indication of the risks of investing in the Discovery Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception compare with those of a broad measure of market performance and the returns of additional indexes of securities with characteristics similar to those that the Fund typically holds.  The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table.  The after-tax returns shown are not relevant to investors who own the Discovery Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, because generally such accounts are not subject to tax.

DISCOVERY FUND
Annual Total Return as of December 31 of Each Year
Calendar Year-to-Date Return (through March 31, 2012) = […]%
Best Quarter through December 31, 2010: June 30, 2003 = 28.95%
Worst Quarter through December 31, 2010: June 30, 2002 = (31.24%)

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Average Annual Total Returns for the periods ended December 31, 2011
	1 Year	5 Years	10 Years	Since Inception (4/16/2001)
Discovery Fund
Return Before Taxes	[…]%	[…]%	[…]%	[…]%
Return After Taxes on Distributions	[…]%	[…]%	[…]%	[…]%
Return After Taxes on Distributions and Sale of Fund Shares	[…]%	[…]%	[…]%	[…]%
Russell 3000 Growth Index®* (reflects no deduction for fees, expenses or taxes)	[…]%	[…]%	[…]%	[…]%
Lipper MultiCap Growth Index®** (reflects no deduction for fees, expenses or taxes)	[…]%	[…]%	[…]%	[…]%
*
Effective […], 2012, the Russell 3000 Growth Index® replaced the NYSE Arca Tech 100 Index® as the primary benchmark index for the Fund in connection with the change of the Fund’s name and investment objective.

**
Effective […], 2012, the Lipper MultiCap Growth Index® replaced the Lipper Science & Technology Funds Index® as the secondary benchmark index for the Fund in connection with the change of the
Fund’s name and investment objective.

MANAGEMENT

Investment Advisor. Kornitzer Capital Management, Inc. (“KCM”) is the Discovery Fund’s investment advisor.

Co-Portfolio Managers. The Discovery Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Clay Brethour	11.5	Portfolio Manager
Dave Carlsen	8.5	Portfolio Manager
Elizabeth Jones	8.5	Portfolio Manager

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page [43].

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Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

PURCHASE AND SALE OF FUND SHARES

Investors may purchase or redeem Fund shares on any business day by written request (Buffalo Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), wire transfer, telephone at 1-800-49-BUFFALO or (800) 492-8332, or through a financial intermediary.  The minimum initial and subsequent investment amounts are shown below.

Minimum Investment Amount
	Initial	Subsequent
Regular Accounts (unless opened via an exchange)	$ 2,500	$ 100
Exchange from another Buffalo Fund	$ 1,000	$ 100
Automatic Investment Plan	$ 100	$ 100
IRA and Uniform Transfer/Gifts to Minors Accounts	$ 250	$ 100
SEPs, Coverdell ESAs, and SAR-SEPs	$ 250	$ 100

TAX INFORMATION

Fund distributions may be subject to federal income tax and may be taxed as ordinary income or long-term capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

INVESTMENT OBJECTIVES

Buffalo Discovery Fund – the investment objective of the Fund is long-term growth of capital.

The Fund’s investment objective may be changed with the approval of the Board of Trustees, but a shareholder vote is not required.

PRINCIPAL INVESTMENT STRATEGIES

Buffalo Discovery Fund.  The Discovery Fund normally invests in domestic common stocks of companies that the Advisor believes have the potential to grow rapidly and sustainably due to innovation and whose growth prospects are not widely recognized by the market.  Innovation includes the discovery of better or more efficient products, services, processes, technologies, or ideas which benefit consumers, business, and other users.  The Fund invests in domestic companies across all industries and market capitalizations, whose growth prospects are derived from new and innovative ideas, products, or services.  While these types of companies are often found in the healthcare, technology, industrial, and consumer sectors, the Discovery Fund may select stocks from any sector where the Advisor believes innovation creates robust and sustainable growth opportunity.  The Fund’s investments will consist of primarily domestic companies; however the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies traded on U.S. stock exchanges.

In its security selection process for the Discovery Fund, the Advisor seeks to identify a broad range of companies in a diversified group of industries that are expected to benefit from innovation.  The Advisor also selects securities based upon: (1) fundamental analysis of industries and the economic cycle; (2) company-specific analysis, such as product cycles and the quality of management; (3) rigorous valuation analysis; and (4) a long-term perspective.  The Advisor may sell the Discovery Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

GENERAL INVESTMENT POLICIES

Investment Style and Portfolio Turnover – The Advisor normally does not engage in active or frequent trading of the Fund’s investments.  Instead, to reduce turnover of the Fund’s portfolio holdings, the Advisor’s general strategy is to purchase securities for the Fund based upon what the Advisor believes are long-term trends.  This strategy also helps reduce the impact of trading costs and tax consequences associated with high portfolio turnover, such as increased brokerage commissions and a greater amount of distributions of short-term capital gains taxed at ordinary income rates.  The Advisor may sell the Fund’s investments for a variety of reasons, such as to secure gains, limit losses or reinvest in more promising investment opportunities.

Temporary Investments – The Fund intends to hold some portion of its assets in cash or high quality, short-term debt obligations and money market instruments for reserves to cover redemptions and unanticipated expenses.  There may be times, when the Fund may respond to market, economic, political or other considerations by investing up to 100% of its assets in high quality, short-term debt securities.  During those times, the Fund may not achieve its investment objective and, instead, will focus on preserving your investment.  To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

PRINCIPAL RISK FACTORS

The Discovery Fund cannot guarantee that it will achieve its investment objective.  As with any mutual fund, the value of the Fund’s investments may fluctuate.  If the value of the Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  This section is intended to describe in greater detail the risks associated with investing in the Fund.

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Market Risk.  Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time.  To the extent the Fund invests in equity securities, the share price of the Fund will go up and down in value as the equity markets change.  Stock markets can be volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.  U.S. and international markets have experienced significant volatility in recent years.  As a result, the securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties, all of which may increase the risks of investing in the securities held by the Fund.  Continuing market problems may have adverse effects on the Fund.  As with any mutual fund, there is a risk that you could lose money by investing in the Discovery Fund.

Management Risk.  The Fund’s success depends largely on the Advisor’s ability to select favorable investments.  Different types of investments shift in and out of favor depending on market and economic conditions.  For example, at various times equity securities will be more or less favorable than debt securities and small company stocks will be more or less favorable than large company stocks.  Because of this, the Fund will perform better or worse than other types of funds depending on what is in “favor.”  In addition, there is the risk that the strategies, research or analysis techniques used by the Advisor and/or the Advisor’s security selection may fail to produce the intended result.

Equity Market Risk.  The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.  Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Common Stocks.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

Preferred Stocks.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Preferred Stocks.  Preferred stock may also be convertible.  Convertible preferred stock may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or a different issuer.  Convertible preferred stock is senior to common stocks in an issuer’s capital structure, but is usually subordinated to similar non-convertible securities.  However, convertible preferred stock provides a fixed-income stream (generally higher in yield than the income derived from common stock but lower than that afforded by a similar non-convertible security) and gives the investor the opportunity, through the conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants.  The Fund may invest a portion of its assets in warrants.  A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

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Rights. Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public.  The right entitles its holder to buy common stock at a specified price.  Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.  The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Technology Company Risk.  Although technology companies are found among a broad range of industries, a common attribute of technology companies is that they often face unusually high price volatility, both in terms of gains and losses.  To the extent that the Discovery Fund makes investments in such companies, its share price is likely to be more volatile.  The potential for wide variations in performance is based on the special risks common to technology companies.  Given these risks, an investment in the Discovery Fund may be more suitable for long-term investors, who are willing to withstand the Fund’s potential for volatility.

Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk.  The Discovery Fund will invest in mid-cap companies.  Generally, mid-cap companies may have more potential for growth than large-cap companies.  Investing in mid-cap companies, however, may involve greater risk than investing in large-cap companies, and these risks are passed on to the Fund.  Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities may be more volatile than the securities of larger, more established companies, making them less liquid than other securities.  Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Fund wants to sell a large quantity of a mid-cap company’s stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time.

Small-Cap Company Risk.  The Discovery Fund will invest in small-cap companies.  Generally, small-cap and less seasoned companies have more potential for rapid growth.  They also often involve greater risk than large- or mid-cap companies, and these risks are passed on to the Fund.  Small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.  Small-cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Fund wants to sell a large quantity of a small-cap company’s stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Given these risks, an investment in the Discovery Fund may be more suitable for long-term investors, who are willing to bear the risk of these fluctuations.

International Risk.  Investing in foreign securities, including securities of foreign corporations, governments and government agencies or instrumentalities generally involves more risks than investing in U.S. securities.  These include risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates that may decrease the value of an investment; and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  In addition, foreign investments may not be subject to the same uniform accounting, auditing, or financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.  Certain foreign securities may also be less liquid (harder to sell) than many U.S. securities.  This means that the Fund may, at times, have difficulty selling certain foreign securities at favorable prices.  Additionally, brokerage commissions and other fees are generally higher for securities traded in foreign markets and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.

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The Discovery Fund may gain international exposure through the purchase of sponsored or unsponsored ADRs and other U.S. dollar-denominated securities of foreign issuers traded in the U.S.  ADRs are securities of foreign companies that are denominated in U.S. dollars.  ADRs are subject to similar risks as other types of foreign investments.  Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent foreign risk, as described above.  These risks can increase the potential for losses in the Fund.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding disclosure of portfolio holdings can be found in the Fund’s Statement of Additional Information (“SAI”).  Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports to Fund shareholders are available free of charge, by contacting U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), at 1-800-49-BUFFALO (1-800-492-8332) and on the Fund’s website at www.buffalofunds.com.  The Form N-Q is available on the SEC’s website at www.sec.gov.

Management

INVESTMENT ADVISOR

Kornitzer Capital Management, Inc. (“KCM” or the “Advisor”) is the manager and investment advisor for the Discovery Fund.  KCM is responsible for overseeing and implementing the Fund’s investment program and managing the day-to-day investment activity and operations of each Fund.  KCM was founded in 1989.  In addition to managing and advising the Buffalo Funds, KCM provides investment advisory services to a broad variety of individual, corporate and other institutional clients.  As manager, KCM provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund.  This includes: investment management and supervision; transfer agent and accounting services; a portion of foreign custody fees (if applicable); fees for domestic custody services; independent auditor and legal counsel costs; fees and expenses of officers, trustees and other personnel; rent; shareholder services; and other items incidental to corporate administration.  KCM is located at 5420 West 61st Place, Shawnee Mission, KS 66205.  As compensation for KCM’s services, the Fund pays KCM a fee each month at the annual rate of 1.00% of the Fund’s average daily net assets.  For the fiscal year ended March 31, 2012, the Fund paid KCM an aggregate fee of […]% as compensation for its services.

Certain expenses of the Fund are payable by the Fund.  These expenses include a portion of the foreign custody costs (if applicable), taxes, interest, governmental charges and fees, including registration of the Fund with the SEC and the various states, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.  A discussion regarding the Board of Trustees’ basis for approving the Fund’s investment advisory agreements is included in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2012.

Portfolio Managers

The Discovery Fund is managed by a portfolio management team supported by an experienced investment analysis and research staff.  The portfolio management team is responsible for the day-to-day management of the Discovery Fund as indicated below.

Clay Brethour, CFA, Co-Portfolio Manager and Research Analyst.  Mr. Brethour has been an investment professional since 1992 and joined KCM in 2000.  He previously was an equity research analyst with Security Management Group in Topeka, Kansas and a research analyst with Dain Rauscher Wessels.  Mr. Brethour holds a B.S. in Business-Finance from Kansas State University.  Mr. Brethour has served as co-portfolio manager of the Discovery Fund since 2004.

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Dave Carlsen, CFA, Co-Portfolio Manager and Research Analyst.  Mr. Carlsen has been an investment professional since 1992 and joined KCM in 2004. Mr. Carlsen was formerly a senior equity research analyst at Strong Capital Management, Inc. in Milwaukee, Wisconsin, and an investment analyst and operations manager with Northern Capital Management Inc. in Madison, Wisconsin.  Mr. Carlsen holds a B.B.A. in Finance, Investments and Banking from the University of Wisconsin.  Mr. Carlsen has served as co-portfolio manager of the Discovery Fund since 2004.

Elizabeth Jones, MD, CFA, Co-Portfolio Manager and Research Analyst.  Dr. Jones has been an investment professional since 2002 and joined KCM in 2003.  She was previously a research analyst with Bank of America Capital Management.  She was a practicing M.D. for over 8 years from 1992-2001.  Dr. Jones received a B.S. from Georgetown University, an M.D. from Vanderbilt University, and an M.B.A. from Arizona State University.  Dr. Jones has served as co-portfolio manager of the Discovery Fund since 2004.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of securities in the Fund.

Distribution and Other Services

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter and U.S. Bancorp Fund Services, LLC serves as transfer agent to the Fund.  Quasar Distributors, LLC and U.S. Bancorp Fund Services, LLC are located at 615 East Michigan Street, Milwaukee, WI 53202.

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Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years (or at least since inception).  Certain information reflects financial results for a single share of the Fund.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  This information has been derived from the Fund’s financial statement which is included in the annual report, and has been audited by […], whose report is also included in the annual report.  The Buffalo Funds’ annual report is available at no charge upon request.

Discovery Fund(1)
	Years Ended March 31,
Condensed data for a share of capital stock outstanding throughout the year.	2012	2011	2010	2009	2008	2007

Net asset value, beginning of year	$[…]	$13.76	$8.55	$11.41	$13.48	$13.68

Income from investment operations:
Net investment loss	[…]	(0.05)(2)	(0.03)(2)	(0.02)	(0.06)	(0.04)
Net gains (losses) on securities (both realized and unrealized)	[…]	2.89	5.24	(2.64)	(1.26)	0.54

Total from investment operations	[…]	2.84	5.21	(2.66)	(1.32)	0.50

Less distributions from capital gains	[…]	(0.32)	--	(0.20)	(0.75)	(0.70)

Paid-in capital from redemption fees(3)	[…]	--	--	--	--	--

Net asset value, end of year	$[…]	$16.28	$13.76	$8.55	$11.41	$13.48

Total return	[…]%	20.77%	60.94%	(23.85%)	(10.57%)	4.28%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$[…]	$364,188	$229,814	$102,480	$144,851	$152,854
Ratio of expenses to average net assets	[…]%	1.02%	1.02%	1.03%	1.02%	1.03%
Ratio of net investment loss to average net assets	[…]%	(0.33%)	(0.22%)	(0.24%)	(0.39%)	(0.37%)
Portfolio turnover rate	[…]%	38%	35%	51%	52%	35%

(1)	Formerly known as the Science & Technology Fund.

(2)	Net investment loss per share calculated using average shares outstanding.

(3)	Less than $0.01 per share.

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Index Descriptions

Investors cannot invest directly in an index, although they may invest in the underlying securities.

The Lipper Multi-Cap Growth Funds Index® is an unmanaged index that reflects the net asset value weighted return of 30 of the largest multi-cap growth funds tracked by Lipper.

The Russell 3000 Growth Index® measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

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Shareholder Information

HOW SHARE PRICE IS DETERMINED

Shares of the Fund are purchased or redeemed at their NAV next calculated after your purchase order and payment or redemption order is received in “good order” by the Fund.  In the case of certain authorized financial intermediaries (“financial intermediaries”), such as broker-dealers, fund supermarkets, retirement plan record-keepers or other financial institutions, that have made satisfactory payment or redemption arrangements with the Fund, orders will be processed at the NAV next effective after receipt by such intermediary, consistent with applicable laws and regulations.  Other intermediaries may set cut-off times for the receipt of orders that are earlier than the Fund’s cut-off times.

The Fund’s NAV is calculated by subtracting from the Fund’s total assets any liabilities and then dividing this amount by the total outstanding shares as of the date of the calculation.  The NAV is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern time), on days when the Fund is open for business.  The Fund is generally closed on weekends, days when the NYSE is not open for unrestricted trading and certain national holidays as disclosed in the SAI.

Each security owned by the Fund that is listed on a securities exchange (including ADRs), except those traded on NASDAQ, is valued at the latest sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that it generally considers to be the principal exchange on which the security is traded.  Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked price on such day.  Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determines that amortized cost does not represent fair valuation.

When market quotations are not readily available or when they may not reflect the actual market value, any security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees.  Under these fair value procedures the authority to determine estimates of fair value has been delegated to a valuation committee consisting of members of the Fund’s Advisor and administrator, subject to the ultimate supervision of the Board of Trustees.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.  These fair value procedures are used by the valuation committee to price a security when corporate events, events in the securities market or world events cause the Fund’s management to believe that a security’s last sale price may not reflect its actual market value.  In addition, the fair value procedures are used by the valuation committee to price thinly traded securities (such as junk bonds and small- or micro-cap securities) when the Fund’s management believes that the last sale price may not accurately reflect the securities’ markets value.  By using fair value pricing procedures, the goal is to ensure that the Fund is accurately priced.  The effects of using fair value pricing are that the value derived may only best reflect the value as determined, and the real value may vary higher or lower.  To the extent that the valuation committee determines the fair market value of a security, it is possible that the fair market value determined by the valuation committee will not exactly match the market price of the security when the security is sold by the Fund.

Valuation of Foreign Securities

Under normal market conditions the Fund determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier.  The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m., Eastern time) on the day that the value of the foreign security is determined.  If no sale is reported at that time, the foreign security will be valued at the mean between the most recent quoted bid and ask price.  Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value.  If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

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Trading in securities on foreign stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open (“NYSE business day”).  Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by a Fund.  As a result, the Fund could be susceptible to what is referred to as “time zone arbitrage.”  Certain investors in the Fund may seek to take advantage of discrepancies in the value of the Fund’s portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Fund’s NAV is computed.  This type of trading may dilute the value of the Fund’s shares, if such discrepancies in security values actually exist.  To attempt to minimize the possibilities for time zone arbitrage, and in accordance with procedures established and approved by the Board of Trustees, the Funds’ portfolio managers monitor price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of depositary receipts, futures contracts and exchange traded funds).  These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE.  If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the Board of Trustees.  In certain circumstances these procedures include the use of independent pricing services that have been approved by the Board of Trustees.  The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders.  However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of arbitrage market timing.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day.  Furthermore, trading takes place in various foreign markets on days that are not NYSE business days, and on which the Fund’s NAV is not calculated.  Therefore, the NAV of the Fund’s shares may change on days when shareholders may not be able to purchase or redeem the Fund’s shares.  The calculation of the Fund’s NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation.  If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with the Fund’s fair value procedures established and approved by the Board of Trustees.

HOW TO PURCHASE SHARES

No Load Fund

There are no sales commissions or Rule 12b-1 distribution fees charged on investments in the Fund.

How to Buy Shares

To make an initial purchase, your purchase order must be received by the Fund, its agents or an authorized financial intermediary in “good order.”  “Good order” means that your purchase includes: (1) a completed account application or investment stub; (2) the dollar amount of shares to be purchased; and (3) a check payable to Buffalo Funds, which indicates your investment in the Discovery Fund (see chart on page [83] for details on making investments in the Fund).  In general, you may purchase shares of the Fund as indicated below:

• by phone, Internet, mail or wire;
• through Automatic Investments; and
• through exchanges from another Buffalo Fund.

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All checks must be in U.S. dollars drawn on a domestic financial institution.  Cashier’s checks under $10,000, money orders, third party checks, credit card checks, Treasury checks, traveler’s checks, starter checks, post dated checks, post dated on-line bill pay checks or any conditional order or payment will not be accepted as payment.  Your NAV per share for a purchase will be the next computed NAV after your request is received in good order.  All requests received in good order before the close of regular trading on the NYSE (4:00 p.m., Eastern time) will be executed at the NAV, computed on the same day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

The Fund does not issue share certificates and its shares are not registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Minimum Initial Investment

•	$2,500 for regular accounts, unless opened via an exchange;
•	$1,000 for exchanges from another Buffalo Fund;
•	$250 for IRA and Uniform Transfer/Gifts to Minors Accounts; or
•	$100 initial purchase for any account when an Automatic Investment Plan is established for at least $100 per month.

Minimum Additional Investment

• $100 by phone, Internet or mail;
• $100 by wire;
• $100 for Automatic Investments through an automated clearing house (“ACH”); and
• $100 for exchanges from another Buffalo Fund.

Automatic Investment Plan

For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date.  A fee will be charged if your bank does not honor the AIP draft for any reason.

Minimum Account Size

You must maintain a minimum account value equal to the current minimum initial investment, which is $2,500 for regular shareholder accounts, unless opened via an exchange.  If your account falls below a minimum due to redemptions and not market action, the Fund may ask you to increase the account size back to the minimum.  If you do not bring the account up to the minimum amount within 60 days after the Fund contacts you, the Fund may close the account and send your money to you or begin charging you a fee for falling below the minimum account size.

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HOW TO REDEEM SHARES

You may withdraw proceeds from your account at any time.  Your NAV for a redemption will be the next computed NAV after your request is received by the Fund, its agents or an authorized financial intermediary in “good order”.  All requests received in good order before the close of regular trading on the NYSE (4:00 p.m. Eastern time) will be executed at the NAV computed on the same day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

There is no minimum limit for withdrawal via mail, but the most you can redeem by telephone is $25,000, provided that you have previously registered for this service.  Redemption requests by mail must be received by the Fund, its agents or an authorized financial intermediary in “good order.”  For redemption requests, “good order” means that: (1) your request should be in writing, indicating the number of shares or dollar amount to be redeemed; (2) the request properly identifies your account number; (3) the request is signed by you and any other person listed as an account owner exactly as the shares are registered; and, if applicable, (4) the signature(s) on the request is guaranteed.  Redemptions over $25,000 must be made in writing and be signature guaranteed.  Additionally, signature guarantees are required when any of the following are true:

• you request that redemption proceeds be sent to a different payee, bank, or address than that which the Fund has on file;
• you request that redemption proceeds be sent to an address of record within 15 days of changing that address; or
• you are changing the account registration or sending proceeds to a Buffalo account with a different registration.

For further instructions about signature guarantees, see the “Signature Guarantees” section.

The following services are also available to shareholders.  Please call 1-800-49-BUFFALO (1-800-492-8332) for more information.

• Uniform Transfers/Gifts to Minors Accounts	• Roth IRA accounts
• Transfer on Death (“TOD”) Accounts	• Coverdell Education Savings Accounts
• Accounts for corporations, partnerships and retirement plans.	• Simplified Employee Pensions (“SEPs”)
• Traditional IRA accounts

Distributions

Distributions. The Fund has qualified, or intends to qualify, as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended.  As a RIC, the Fund generally pays no federal income tax on the income and gains it distributes to you.  The  Fund declares and distributes investment company taxable income, if any, annually, usually in December.  Distributions of net capital gain (the excess of long-term capital gains over short-term capital losses), if any, will be declared and paid by the Fund annually, usually in December.  The Fund may distribute its investment company taxable income and net capital gain more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  Alternatively, but subject to the approval of the Board of Trustees, the Fund may distribute all of its investment company taxable income and net capital gain, if applicable, annually, semi-annually, quarterly or monthly on a date or dates approved by the Board of Trustees.

The amount of any distribution will vary, and there is no guarantee the Fund will make a distribution of either investment company taxable income or net capital gain.  There are no fees or sales charges on reinvestments. If you elect to receive payments of distributions in cash, and the U.S. Postal Service is unable to deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the applicable Fund’s current NAV, and to reinvest all subsequent distributions.

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Annual Statements.  Every January, you will receive a statement that shows the tax status of distributions you received (or were deemed to receive) in the previous calendar year.  Distributions declared in October, November or December to shareholders of record in such month, but paid in January, are taxable as if received on December 31.  The Fund may reclassify distributions after your tax reporting statement is mailed to you.  Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Distribution.”  If you are a taxable investor and invest in the Fund shortly before the record date of a distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Taxes

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or long-term capital gain tax rates.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.  Fund distributions may not be subject to federal income tax if you are a tax-exempt investor or are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

For federal income tax purposes, Fund distributions of investment company taxable income are taxable to you as ordinary income (for non-corporate shareholders, currently taxed at a maximum rate of 35% but scheduled to increase to 39.6% for tax years beginning after December 31, 2012) unless the Fund designates any part of such distribution as attributable to qualified dividend income.  For non-corporate shareholders, any distribution attributable to and reported as qualified dividend income will be eligible for the reduced federal income tax rate applicable to long-term capital gain, provided such shareholders meet certain holding period requirements.  However, the current federal tax provisions applicable to qualified dividends are scheduled to expire for tax years beginning after December 31, 2012.  For non-corporate shareholders, fund distributions of net capital gains are taxable as long-term capital gains (currently taxed at a maximum rate of 15%, but scheduled to increase to 39.6% for tax years beginning after December 31, 2012) no matter how long you have owned your shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.

Medicare Tax.  In addition to the federal income tax, for tax years beginning after December 31, 2012, individuals, trusts and estates are scheduled to be subject to a Medicare tax of 3.8 percent.  The Medicare tax will be imposed on the lesser of the taxpayer’s (i) investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund anticipates that it will distribute income that will be includable in a shareholder’s investment income for purposes of this Medicare tax.

Sale or Redemption of Fund Shares.  A sale, exchange or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Buffalo Fund is the same as a sale.  Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and as short-term capital gain or loss if the shares have been held for one year or less. Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares within thirty days before or after selling, exchanging or redeeming other Fund shares at a loss, all or part of your loss will not be deductible and will instead increase the basis of the newly purchased shares.

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Backup Withholding.  By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, company taxable income, net capital gains, or proceeds from the sale of your shares.  The Fund also must withhold if the IRS instructs it to do so.  Under current law, the rate of backup withholding is 28% (but scheduled to increase to 31% for distributions made after December 31, 2012) of any distributions or proceeds paid to U.S. residents.

Cost Basis Reporting.  The Fund is required to report to you and the IRS the cost basis of any Fund shares acquired after January 1, 2012 when you subsequently redeem those Fund shares.  The Fund will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

Other.  Fund distributions and capital gains from the sale, exchange or redemption of your Fund shares generally are subject to state and local taxes.  Non-U.S. investors may be subject to U.S. withholding at a 30% tax rate (or lower pursuant to certain treaties) and U.S. estate tax.  Additionally, non-U.S. investors may be subject to special U.S. tax certification requirements.

This discussion of distributions and taxes is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Additional Policies About Transactions

The Fund cannot process a transaction request unless it is properly completed as described in this section.  To avoid delays, please call the Fund if you have any questions about these policies.  The Fund reserves the right to cancel or change these transaction policies at any time upon 30 days’ written notice to shareholders prior to any change taking effect.

If you wish to purchase (or redeem) shares of a Buffalo Fund through a broker, a fee may be charged by that broker.  You may also contact the Buffalo Funds directly to purchase and redeem shares of the Funds without this fee.  In addition, you may be subject to other policies or restrictions of the broker, such as a higher minimum account value.

Purchases - The Fund may reject purchase orders when they are not received by the Fund in “good order” or when it is in the best interest of the Fund and its shareholders to do so.  If your check or ACH does not clear, you will be charged a fee of $25, and you may be responsible for any additional charges incurred by the Fund.  If a purchase order is rejected for any reason, the investor will be notified.

Redemptions – The Fund generally sends proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in “good order” and accepted.  But the Fund reserves the right, under certain circumstances, to delay the payment of redemption proceeds up to seven days (as allowed by applicable law).

The Fund cannot accept requests that contain special conditions or effective dates, and the Fund may request additional documentation to ensure that a request is genuine.  Under certain circumstances, the Fund may, instead of cash, pay you proceeds in the form of liquid portfolio securities owned by the Fund.  If the Fund pays you with securities in this manner, the total value of such securities on the date of sale will be used to calculate your capital gain or loss for federal income tax purposes with respect to such redemption.  If you receive securities instead of cash, you will incur brokerage costs when converting the securities into cash and will bear any market risk until such securities are converted.

If you request a redemption within 12 days of a purchase, the Fund will delay sending your proceeds until unconditional payment has been collected.  This may take up to 12 days from the date of purchase.  For your protection, if your account address has been changed within the last 15 days, your redemption request must be in writing and signed by each account owner, with signature(s) guaranteed.  The right to redeem shares may be temporarily suspended in emergency situations as permitted by federal law.

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Shareholders who hold their shares in an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Generally, redemption requests failing to indicate an election not to have tax withheld will be subject to 10% withholding.  Please refer to your IRA Disclosure Statement for more information.

Redemption Fee – If shares of the Discovery Fund are sold or exchanged within 60 days of their purchase, a redemption fee of 2.00% of the value of the shares sold or exchanged will be assessed.  The Fund will employ the "first in, first out" method to calculate the 60-day holding period.

The redemption fee does not apply to:

(1) shares purchased through reinvested distributions (investment company taxable income and capital gains);

(2) shares held through 401(k) or other employer-sponsored retirement plans.  However, the redemption fee does apply to non-mandatory withdrawals from individual retirement accounts (IRAs) and 403(b) custodial accounts;

(3) shares sold or exchanged under systematic redemptions or exchanges;

(4) shares sold following the death or disability of a shareholder.  The disability, determination of disability and subsequent sale must have occurred during the period the fee applied;

(5) shares sold in connection with mandatory withdrawals from traditional IRAs after age 70½ and other required distributions from retirement accounts; and

(6) shares redeemed through an approved fee-based program involving asset allocation or rebalancing at the firm level of a dealer.

With respect to shares sold or exchanged following the death or disability of a shareholder or mandatory retirement plan distributions, you must inform the Fund or your financial intermediary that the fee does not apply.  You may be required to show evidence that you qualify for the exception.

The redemption fee is retained by the Fund to help pay transaction and tax costs that long-term investors may bear when the Fund incurs brokerage or other transaction expenses and/or realizes capital gains as a result of selling securities to meet investor redemptions.

Fund shareholders are subject to this 2.00% redemption fee whether they are direct shareholders or invest indirectly through a financial intermediary such as a broker-dealer, a bank, or an investment advisor.  Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for 60 days or less, the Fund may not always be able to track short-term trading effected through financial intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with such financial intermediaries that contractually require such financial intermediaries to provide the Fund with information relating to their customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries.  These may include, but are not limited to, 403(b), 457, Keogh, Profit Sharing Plans and Money Purchase Pension Plans, as well as other employer-sponsored retirement plans (excluding IRA and other one-person plans).  In addition, because the Fund is required to rely on information from the financial intermediary as to the applicable redemption fee, the Fund cannot ensure that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

The Fund reserves the right to waive the redemption fee because of a bona fide and unanticipated financial emergency or other similar situation where such waiver is consistent with the best interests of the Fund and its shareholders and to the extent permitted or required by applicable law.

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Market Timing and Frequent Trading – While the Fund provides shareholders with daily liquidity, the Fund is designed for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Fund including, but not limited to, market timing.  Market timing is generally defined as the excessive short-term trading of mutual fund shares that may be harmful to the Fund and its shareholders.  The Fund does not allow market timing or accommodate market timers and has policies and procedures to that end.

Frequent purchases and redemptions of the Fund’s shares may present certain risks for the Fund and its shareholders.  These risks include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolio, negatively impairing the Fund’s performance and increased brokerage and administrative costs for all shareholders, including long-term shareholders who do not generate these costs.  The Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders.

The Board of Trustees has adopted policies and procedures to prevent excessive short-term trading and market timing, under which the Fund will refuse to sell shares to market timers, and will take such other actions necessary to stop excessive or disruptive trading activities, including closing an account to new purchases believed to be held by or for a market timer.  The Fund may refuse or cancel purchase orders (within one business day of purchase) for any reason, without prior notice, particularly purchase orders that the Fund believes are made by or on behalf of market timers.  You will be considered a market timer if you: (i) have requested a redemption of Fund shares within 90 days of an earlier purchase (or exchange) request; (ii) make investments of large amounts of $1 million or more followed by a redemption (or exchange) request in close proximity to the purchase; or (iii) otherwise seem to follow a timing pattern.

The Fund has implemented trade activity monitoring procedures to discourage and prevent market timing or excessive short-term trading in the Fund.  For purposes of applying these procedures, the Fund may consider, among other things, an investor’s trading history in the Fund, and accounts under common ownership, influence or control.  Under these procedures, the Fund or its agents monitor selected trades and flows of money in and out of the Fund in an effort to detect excessive short-term trading activities, and for consistent enforcement of the policy.  If, as a result of this monitoring, the Fund or its agents believe that a shareholder has engaged in excessive short-term trading, the Fund will refuse to process purchases or exchanges in the shareholder’s account.

For individual accounts where transaction information can readily be accessed, the Fund, the Advisor or their agents will monitor transaction activity.  Where transactions are placed through omnibus accounts maintained by financial intermediaries, such as 401(k) plan administrators and certain fee-based financial advisors, the ability to monitor trades from the underlying shareholders may be limited.  The Fund, the Advisor or their agents will seek to utilize web-based and other tools made available by such financial advisors to provide transparency to screen for excessive short-term trading.  If, as a result of the monitoring, the Fund, the Advisor or their agents believe that a shareholder has engaged in excessive short-term trading, the Fund will request the financial advisors to restrict the account from further purchases or exchanges.

The Fund has also implemented fair value pricing procedures designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, do not result in the dilution of shareholder interests or other harm to shareholders, and help to deter market timing activity.  For more information on fair value pricing by the Fund, please see the section entitled “How Share Price is Determined” above.

The shares of the Fund are not subject to any contingent deferred sales charge, but the Fund does impose a redemption fee, as described above, to discourage frequent trading.  However, the Fund holds stocks and other investments that generally are domestic, highly liquid securities, such that the Fund generally does not make an attractive target for predatory trading or arbitrage efforts.

Although the policy is designed to discourage excessive short-term trading, none of these procedures alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Fund will occur.  Moreover, each of these procedures involves judgments that are inherently subjective.  The Advisor and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

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Exemptions to the Fund’s policy defining someone as a market timer may only be granted by the Fund’s Chief Compliance Officer upon good reason and exigent circumstances as demonstrated by the individual.  Exigent circumstances may be deemed as an unforeseen need for funds or a pattern of typically investing $1 million or more.  Any waiver of the policies on market timing will not be permitted if it would harm a Fund or its shareholders or subordinate the interest of the Fund or its shareholders.  Any waiver of prohibitions on market timing made by the Chief Compliance Officer must be reported to the Board of Trustees at the next quarterly Board meeting.

Payments to Financial Intermediaries – The Advisor and/or the Distributor may pay additional compensation (at their own expense and not as an expense of the Fund) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing.  These payments may be made to financial intermediaries that provide shareholder servicing and marketing support.  You should ask your financial intermediary for more details about any such payment it receives.

These payments may provide an additional incentive to financial intermediaries to actively promote the Fund.  Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive to recommend a particular Fund.  The maximum amount of additional compensation that the Advisor or Distributor is paying to any intermediary from its own assets is 0.40% of average daily net assets attributable to the financial intermediary.  Revenue sharing arrangements are not financed by the Fund, and thus, do not result in increased Fund expenses.

Closure of the Fund – The Advisor retains the right to close the Fund (or partially close the Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, the Advisor may decide to close the Fund to new investors, all investors or certain classes of investors (such as Fund supermarkets) at any time.  If the Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Signature Guarantees – Generally signature guarantees will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature from a notary public is not a signature guarantee.  For your protection, the Fund requires a guaranteed signature if you request:

•  that a redemption check be sent to a different payee, bank or address than that which the Fund has on file;
• any redemption within 15 days of a change of address;
• any redemption in excess of $25,000; and
• a change in account registration.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situations.

Corporations, Trusts and Other Entities – Persons who want to purchase or redeem shares of the Discovery Fund on behalf of a corporation, in a fiduciary capacity, or in any other representative or nominee capacity must provide the Fund with appropriate documentation establishing their authority to act.  The Fund cannot process requests until all required documents have been provided. Please call the Fund if there are questions about what documentation is required.

Exchanges to Another Fund – The minimum exchange amount required to establish a new Fund account is $1,000.  After your accounts are established, exchanges may be made in amounts of $100 or more.  You must also keep a minimum balance in the amount of $1,000 in your account, unless you wish to close that account.  You must also keep a minimum balance in the account of the Fund out of which you are exchanging shares, unless you wish to close that account.  The names and registrations on both accounts must be identical.  Redemption fees will also apply if you redeem your shares through an exchange that have not been held in the account for the requisite time period.  Exchanges between Buffalo Funds are transactions subject to the Fund’s market timing policy.  You should review the Prospectus for information relating to the Buffalo Fund in which you are investing.  All shareholders who have selected this option on their account application are able to perform exchanges by telephone.

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Telephone/Internet Services – Telephone trades must be received by or prior to market close.  During periods of increased market activity, you may have difficulty reaching the Fund by telephone and shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the Fund nor the Transfer Agent is liable for any loss incurred due to failure to complete a telephone transaction prior to market close.  If this happens, contact the Buffalo Funds by mail or by accessing the Funds’ web site at www.buffalofunds.com.  The Fund may refuse a telephone request, including a request to redeem shares of the Fund.  The Fund will use reasonable procedures to confirm that telephone instructions are genuine.  If such procedures are followed neither the Fund nor any person or entity that provides services to the Buffalo Funds will be liable for any losses due to unauthorized or fraudulent instructions.  The Fund reserves the right to limit the frequency or the amount of telephone redemption requests.  Once a telephone or internet transaction has been placed, it cannot be canceled or modified.

Shareholder Information – To help lower the impact of operating costs, the Fund attempts to eliminate mailing duplicate documents to the same address.  When two or more Buffalo Fund shareholders have the same last name and address, the Fund may send only one Prospectus, annual report, semi-annual report, general information statement or proxy to that address rather than mailing separate documents to each shareholder.  Shareholders may opt out of this single mailing at any time by calling the Buffalo Funds, 1-800-49-BUFFALO (1-800-492-8332), and requesting the additional copies of Fund documents.

Timing of Requests – Your price per share for purchases and redemptions will be the NAV next computed after your request is received in good order by the Fund, its agents or an authorized financial intermediary.  All requests received in good order before the close of regular trading on the NYSE (4:00 p.m. Eastern time) will be executed at the NAV computed on the same day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

Anti-Money Laundering Policy – In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent may verify certain information on your account application as part of the Fund’s Anti-Money Laundering Compliance Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify your identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.  If the Fund does not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Please contact the Transfer Agent at 1-800-492-8332 if you need additional assistance when completing your application.

Householding - In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the Fund reasonably believes are from the same family or household.  If you would like to discontinue householding for your accounts, please call the Transfer Agent at 1-800-49-BUFFALO (1-800-492-8332) to request individual copies of these documents.  The Transfer Agent will begin sending individual copies within 30 days after receiving your request.  This policy does not apply to account statements.

Inactive Accounts - Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If the Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.

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Privacy Policy

This Privacy Policy has been adopted by the Buffalo Funds.  The Funds are each an open-end diversified management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).

This Privacy Policy has also been adopted by KCM, an investment advisor registered with the Securities and Exchange Commission that serves as the investment advisor and manager of the Funds.

The Funds and the Advisor are collectively referred to as the “Companies,” “we,” “our” or “us.”

As a part of providing you services and products we collect non-public personally identifiable information (“Personal Information”) about you.  Some of this is information you provide and some is obtained from other sources.  In some circumstances, a necessary part of providing products and services to you requires that we disclose Personal Information about you to third parties.

We want you to understand how we handle your Personal Information.  Please read the Privacy Policy carefully.  It has information about our policies for the collection, use, disclosure, and protection of your Personal Information.  If you have any questions, you can obtain additional information from the following:

Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-800-492-8332
www.buffalofunds.com

Please be aware that we periodically update or revise the Privacy Policy.  As methods of doing business change, we reflect any applicable changes in our Privacy Policy.  If you are our customer, we will send you an update as and when it occurs.

SALE/DISCLOSURE OF YOUR PERSONAL INFORMATION

We promise that we will not sell your Personal Information to any person.

Also, we will not disclose your Personal Information to any third person aside from the disclosures described below.  These disclosures generally relate to marketing or maintaining products or services provided to you.

WHAT INFORMATION DO WE COLLECT?

Personal, Financial and Product Information

To be able to offer, provide and maintain these products and services, the Companies collect a variety of Personal Information about you.  The Personal Information we collect will vary depending upon the product or service you select.  The following is a general list of the Personal Information.  Not all of the Personal Information will be collected every time you do business with us.

Personal Information

• Name	• E-mail address
• Address	• Product-Related Personal Information
• Birthdate	• Product Activity History (things you have done with your
• Phone number	mutual funds such as deposits, transfers, redemptions, etc.)
• Social Security Number

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GENERAL PRIVACY PROCESSES

How do we collect Personal Information?

We use a variety of methods to collect Personal Information.  We collect Personal Information directly from you with paper forms (for example, new account and other administrative forms), over the phone or through facsimile transmissions.  We also collect Personal Information from our web site and through other electronic means.  We collect some Personal Information through joint marketing programs where we offer a product or service through another financial institution.  In some of these instances, you may be considered a customer of both entities.

Who has access to this Personal Information?

Generally, only the Companies’ staff and certain companies working on the Companies’ behalf have access to this Personal Information.

Those Working on Our Behalf

Depending on the product or service you select, there may be a number of third parties that will have access to your Personal Information since they are working on our behalf.  This access is necessary because these third parties perform a task or provide administrative services for the product you seek or have purchased from us.  If we do not share the Personal Information, we cannot provide you the product or service you requested.  In certain cases, affiliates are the entities performing such services on our behalf.

When we share Personal Information with non-affiliated companies working on our behalf, we protect your Personal Information by requiring such companies to adopt our privacy policy or have a policy providing protection similar to ours.

Required Disclosures

Certain Personal Information may also be disclosed to third parties without your consent if disclosure is necessary to comply with: 1) legal processes; 2) to protect the rights, property, or personal safety of the Funds, their shareholders or the public; 3) as part of inspections or examinations conducted by our regulatory agencies; and 4) in other situations required by law.

Joint Marketing

In certain circumstances, the Companies may jointly market a product or service with another financial institution.  In these circumstances, we have arranged to offer our products through these entities and their representatives or through electronic systems (for example, the Internet).

The Companies may make other disclosures authorized by law.

Requested Disclosures

We will disclose your Personal Information if you request it to those persons that you designate.  Examples of this are to: members of your family; registered investment advisors, attorneys and CPAs who you have retained to advise you in a transaction; and persons whom you have designated to represent you in dealings with us.

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What do we do with the Personal Information?

The Companies make use of the Personal Information to provide you with the financial products and services that we offer.

At the point that you cease being a customer, we will maintain your Personal Information and handle it just the same as our current customers.

The Companies restrict access to the Personal Information to those who need to know it for ordinary business purposes.  We also maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Personal Information.

What are your options regarding corrections of Personal Information?

Generally, upon your written request, we will make available Personal Information for your review.  Please note, Personal Information collected that relates to a disputed claim or legal proceeding will not be made available.  If you notify us that the Personal Information is incorrect, we will review it and if we agree, correct our records.  If we do not agree, you may submit a short comment, which we will include in future third party disclosures, if any occur, of Personal Information.

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Conducting Business with the Buffalo Funds

BY PHONE OR INTERNET	HOW TO OPEN AN ACCOUNT	HOW TO ADD TO AN ACCOUNT	HOW TO SELL SHARES	HOW TO EXCHANGE SHARES
1-800-49-BUFFALO
(1-800-492-8332)

www.buffalofunds.com

You must authorize each type of transaction on your account application or on the appropriate form.  If you call, the Funds’ representative may request personal identification and tape-record the call.

If you already have a Buffalo Fund account, you may open an account in another Buffalo Fund via exchange ($1,000 minimum). The names and registrations on the accounts must be identical.
You may make additional investments ($100 minimum) by telephone/on-line.  After the Funds receive and accept your request, the Funds will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Funds and the participating banks.

You may withdraw any amount up to $25,000 by telephone/on-line, provided that you have registered for this service previously.  The Funds will send money only to the address of record, via ACH or by wire.
You may exchange existing shares ($1,000 minimum exchange for new accounts) for shares in another Buffalo Fund. Shares must be exchanged into an identically-registered account(s).
BY MAIL
All Purchases and Redemptions:
Regular Mail
Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Registered/Overnight Mail:
Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207

Complete and sign the application that accompanies this Prospectus.  Your initial investment must meet the account minimum requirement.  Make your check payable to Buffalo Funds and be sure to indicate the name of the Fund in which you are investing.

Make your check ($100 minimum) payable to Buffalo Funds and mail it to the Funds. Always identify your account number or include the detachable investment stub (from your confirmation statement).
In a letter, include the genuine signature of each registered owner (exactly as registered and guaranteed as described on page 77) the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed.  The Funds will send money only to the address of record, via ACH or by wire.

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($100 minimum into an existing account) and the name of the Buffalo Fund into which the money is being transferred.

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BY WIRE
U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI  53202
ABA#075000022

Credit: U.S. Bancorp Fund Services, LLC
A/C#112-952-137
Further Credit:  (Name of specific Buffalo Fund)
(Shareholder name and account number)

First, contact the Funds by phone to make arrangements with a telephone representative to send in your completed application via facsimile.  A completed application is required in advance of a wire.  Within 24 hours of receipt of the faxed application, a telephone representative will provide you with an account number and wiring instructions.  You may then contact your bank to wire funds according to the instructions you are given.  Your initial purchase will be placed as of the date the funds are received provided the funds are received before the close of the market.  If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV.

Wire share purchases ($100 minimum) should include the names of each account owner, your account number and the name of the Fund in which you are purchasing shares.  In order to obtain wiring instructions, and to ensure proper credit, please notify the Funds prior to sending a wire purchase order.

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account.  A $15 fee is charged.  If your written request is received before 4:00 P.M. (Eastern Time) the Funds will normally wire the money on the following business day.  If the Funds receive your written request after 4:00 P.M. (Eastern Time), the Funds will normally wire funds on the second business day.  Contact your bank about the time of receipt and availability.

Not applicable.
THROUGH AUTOMATIC TRANSACTION PLANS
You must authorize each type of automatic transaction on your account application or complete an authorization form, which you can obtain from the Funds by request. All registered owners must sign.	Not applicable.
Automatic Investment:

You may authorize automatic monthly or quarterly investments in a constant dollar amount ($100 minimum) from your checking account.  The Funds will draft your checking account on the same day each month or quarter in the amount you authorize via ACH.  In order to participate in the Automatic Investment Plan, your bank must be a member of the ACH system.

Systematic Redemption Plan:

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period.  You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan.  You may cancel or change your plan or redeem all your shares at any time.  The Funds will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

Systematic Exchanges:

You may authorize systematic exchanges from your account ($100 minimum to an existing Buffalo Account and $1,000 to a new Buffalo account) to another Buffalo Fund.  Exchanges will be continued until all shares have been exchanged or until you terminate the service.

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Additional Information

The SAI contains additional information about the Discovery Fund and is incorporated by reference into this Prospectus.  The Fund’s annual and semi-annual reports to shareholders contain additional information about the Discovery Fund’s investments and are incorporated herein by reference.  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Fund as shown below.  You also may call the toll-free number given below to request other information about the Fund and to make shareholder inquiries.  These documents are also available on-line at the Fund’s Internet site listed below.

You may review and copy the SAI, annual and semi-annual reports and other information about the Fund by visiting the SEC’s Public Reference Room in Washington, DC (202-551-8090) or by accessing the EDGAR database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-0102 or by sending an e-mail request to publicinfo@sec.gov.

1-800-49-BUFFALO (1-800-492-8332) Buffalo Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701 www.buffalofunds.com	Investment Company Act file number: 811-10303

28

BUFFALO FUNDS

PART B

BUFFALO DISCOVERY FUND  (BUFTX)

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2012

This Statement of Additional Information is not a Prospectus but should be read in conjunction with the Buffalo Funds’ current Prospectus, dated June 29, 2012.  Certain information from the Buffalo Funds’ Annual Report to Shareholders is incorporated by reference into this Statement of Additional Information.  To obtain the Prospectus or the most recent annual or semi-annual report to shareholders, free of charge, please call the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

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TABLE OF CONTENTS

INTRODUCTION

This Statement of Additional Information (“SAI”) supplements the Buffalo Funds’ Prospectus dated June 29, 2012.  This SAI provides additional information concerning the organization, operation and management of the Buffalo Discovery Fund (the “Discovery Fund,” or the “Fund”), a series of Buffalo Funds, a Delaware statutory trust (the “Trust”).

The Trust is an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund is classified as “diversified” under the 1940 Act.  “Diversified” means that at least 75% of the value of the Fund’s total assets must be comprised of: (i) cash and cash items; (ii) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; (iii) securities of other investment companies; or (iv) other securities; provided that no more than 5% of the value of the Fund’s total assets are invested in the securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer.  The remaining 25% of the value of the Fund’s total assets may be invested in a single issuer, or in multiple issuers, not subject to the above limitations.  The Fund may not change its classification as “diversified” without shareholder approval.

The Fund has elected and intends to qualify to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Such qualification relieves the Fund of liability for federal income taxes to the extent the Fund’s investment company taxable income and net capital gain are distributed in accordance with the Code.  To so qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the Fund’s taxable year: (i) not more than 25% of the market value of the Fund’s total assets will be invested in the securities of a single issuer; and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and it will not own more than 10% of the outstanding voting securities of a single issuer.

Kornitzer Capital Management, Inc. serves as the Fund’s manager and investment advisor (“KCM” or the “Advisor”).  KCM oversees the investment program and management of the Fund’s investments and makes the Fund’s day-to-day investment decisions.

GENERAL INFORMATION AND HISTORY

The Trust was organized as a Delaware statutory trust on February 14, 2001.  The Fund is one series, or mutual fund, formed by the Trust.  Effective as of the date of this SAI, the name of the Buffalo Science & Technology Fund is changed to Buffalo Discovery Fund and its investment strategies are being revised as described in the Prospectus.

An unlimited number of shares of beneficial interest in the Trust were authorized for each series of the Trust.  All shares of the Fund have the same rights and privileges as other shares of the same Fund.  Each full and fractional share issued and outstanding has: (1) equal voting rights with respect to matters that affect the Fund; and (2) equal dividend, distribution and redemption rights to the assets of the Fund.  Shares when issued are fully paid and non-assessable.  The Trust’s Board of Trustees (the “Board of Trustees”) may create other series of the Trust and divide any series into separate classes.  Shareholders do not have pre-emptive or conversion rights.  The Fund will not hold regular annual shareholder or other shareholder meetings except as required by the 1940 Act and other applicable laws, or as determined by the Board of Trustees.

Non-cumulative voting.  Shares of the Fund have non-cumulative voting rights, which means that the holders of 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees.

Shareholder meetings.  The Fund will not hold annual meetings except as required by the 1940 Act and other applicable laws.  The Fund has undertaken that the Board of Trustees will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

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INFORMATION ABOUT THE DISCOVERY FUND’S INVESTMENTS

The objectives, strategies and policies discussed in this SAI and in the Fund’s Prospectus generally apply when the Fund makes an investment.  If a percentage or other restriction is met at the time of initial investment, except with respect to borrowings and holdings in illiquid securities, the Fund is usually not required to sell a security or other investment because circumstances change and the security or other investment no longer meets one or more of the Fund’s restrictions.  If at any time the Fund’s borrowings exceed its limitations due to a decline in net assets, the Fund will, within three days thereafter, excluding Sundays and holidays, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings will be at least 300%.  Likewise, in the event that the Fund’s holdings in illiquid securities exceeds its limitations due to market factors, the Fund will make such adjustments necessary to reduce its holdings in such securities to comply with its limitations.

Unless otherwise stated, the Fund’s investment objectives, strategies or policies may be changed only by the Board of Trustees, without shareholder approval.  However, the Fund will not change its investment objective without providing sixty days advance written notice of the change to shareholders.  The Discovery Fund will not change its investment policy of investing at least 80% of the Fund’s investments in the investments described above without first providing shareholders with at least 60-days’ prior written notice.

Below you will find descriptions of the Fund’s principal investment objective(s) and strategies.  Following the Fund description, you will find a more detailed description of the Fund’s investments and its associated risks, with the Fund’s principal investment strategies and policies listed first, followed by additional non-principal investment strategies and policies used by the Fund to achieve its investment objectives.

Description of the Principal Investment Strategies of the Fund

Buffalo Discovery Fund―seeks long-term capital growth by investing, under normal conditions, in domestic common stocks of companies that the Advisor believes have the potential to grow rapidly and sustainably due to innovation and whose growth prospects are not widely recognized by the market.  Innovation includes the discovery of better or more efficient products, services, processes, technologies, or ideas which benefit consumers, business, and other users.  The Fund invests in domestic companies across all industries and market capitalizations, whose growth prospects are derived from new and innovative ideas, products, or services.  While these types of companies are often found in the healthcare, technology, industrial, and consumer sectors, the Discovery Fund may select stocks from any sector where the Advisor believes innovation creates robust and sustainable growth opportunity.  The Fund’s investments will consist of primarily domestic companies; however the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies traded on U.S. stock exchanges.

Additional Information About the Fund’s Principal Investment Strategies, Policies and Risks

Recent Market Events.  U.S. and international markets have experienced significant volatility in recent years.  As a result, the securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties, all of which may increase the risks of investing in the securities held by the Fund.  Continuing market volatility may have adverse effects on the Fund.

Common Stock.  The Discovery Fund may invest in the common stock of companies, including real estate investment trusts (“REITs”).  The purchaser of common stock receives an ownership interest in a company and usually certain voting rights with regard to that company.  The owner of common stock may participate in a company’s success through the receipt of dividends, which are distributions of earnings by the company to its owners.  Owners of common stock may also participate in a company’s success or lack of success through increases or decreases in the value of the company’s shares as they are traded in the public securities markets.  Common stocks and stock markets generally, can be volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

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Other Equity Securities.  To the extent that the Discovery Fund purchases equity securities other than common stocks, including preferred stocks, convertible preferred stocks, MLP (Master Limited Partnership) securities (or other investments) with prices linked to the value of common stock, rights and warrants, it will be exposed to the following benefits and risks.

Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Preferred stockholders typically receive greater dividends, but may receive less appreciation than common stockholders and may have greater voting rights as well.

A convertible preferred stock is a preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer.  Convertible preferred stock provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock.  Convertible preferred stock tends to increase in market value when interest rates decline and decrease in value when interest rates rise.  Like a common stock, the value of a convertible preferred stock also tends to increase as the market value of the underlying stock rises, and tends to decrease as the market value of the underlying stock declines.  Because both interest rate and market movements can influence its value, convertible preferred stock is not as sensitive to interest rates as a similar debt security and not as sensitive to changes in share price as its underlying stock.

An MLP is a limited partnership that is publicly traded on a securities exchange.  To qualify for MLP status, a partnership must generate at least 90% of its income from what the IRS deems qualifying sources.  For many, MLPs, these include all manner of activities related to the production, processing or transportation of oil, natural gas and coal.

Convertible preferred stock is usually issued either by an operating company or by an investment bank.  When issued by an operating company, convertible preferred stock tends to be senior to common stock, but subordinate to other types of debt securities issued by that company.  When convertible preferred stock issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible stock.  If, however, the parity price, which is the price at which the common stock underlying the convertible stock may be obtained, of the convertible stock is less than the call price, which is the price of the bond including any premium related to the conversion feature, the operating company may pay out cash instead of common stock.  When convertible preferred stock is issued by an investment bank, the security is an obligation of, and is convertible through, the issuing investment bank.

In addition, the issuer of the convertible preferred stock may be important in determining the security’s true value.  This is because the holder of the convertible preferred stock will have recourse only to the issuer.  Convertible preferred stock may also be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.  Convertible preferred stock is treated like a preferred stock for a Fund’s financial reporting, credit rating and investment limitation purposes.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public.  The right entitles its holder to buy common stock at a specified price.  Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.  The purchase of rights involves the risk that is that a Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

A warrant allows the holder to purchase a security at a fixed price during a preset time period.  The value of a warrant will increase, if the market value of a particular security increases after the warrant is purchased.  If the market value of the security decreases after the warrant is purchased or if the term of the warrant expires before it is exercised, the holder of the warrant will incur a loss.  Warrants do not provide the holder the right to receive dividends or the right to vote.

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Large-Cap Companies.  The Discovery Fund, will be exposed to the benefits and risks of investing in the securities of larger companies.  Large-cap companies may be more stable than newer, smaller companies, and securities of larger companies tend to be regularly traded.  Large-cap companies, however, may be unable to respond quickly to new competitive challenges.  Large-cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap Companies.  The Discovery Fund, will be exposed to the benefits and risks of investing in the securities of mid-cap companies.  Mid-cap companies may have more potential for growth than larger companies, but mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of larger, more established companies.  Mid-cap company securities also may be bought and sold less often and in smaller amounts than larger company securities.  If a Fund wants to sell a large quantity of a mid-cap company’s securities, it may have to sell at a lower price or sell in smaller than desired quantities over a period of time.

Small-Cap Companies.  The Discovery Fund, will be exposed to the benefits and risks of investing in the securities of small-cap companies.  Smaller, less seasoned companies may have more potential for greater and rapid growth, but investing in small-cap companies may also involve greater risk than investing in larger companies.  Small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of larger, more established companies.  Small-cap company stocks also tend to be bought and sold less often and in smaller amounts than larger company stocks.  If a Fund wants to sell a large quantity of a small-cap company’s securities, it may have to sell at a lower price or sell in smaller than desired quantities over a period of time.

Micro-Cap Companies.  The Discovery Fund, will be exposed to the benefits and risks of investing in the securities of micro-cap companies.  Small, less seasoned companies have more potential for rapid growth.  They also often involve greater risk than larger companies.  Micro-cap companies will likely not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and will be more vulnerable to adverse business or economic developments in the market as a whole.  In addition, many of these companies may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of the investment in the company.  The securities of micro-cap companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Micro-cap company stocks also will be bought and sold less often and in smaller amounts than other stocks, making them less liquid than other securities.  If the Fund wants to sell a large quantity of a micro-cap company’s stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time.

Debt Securities.  To the extent that it purchases such securities, the Discovery Fund, will be exposed to the benefits and risks of investing in debt securities.  A debt security represents a loan of money by the purchaser of the security to the issuer.  A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain period of time.  Companies typically make payments on their debt securities before they declare and pay dividends to holders of their equity securities.  Bonds, notes, debentures and commercial paper are types of debt securities.  Each of these differs in the length of the issuer’s payment schedule, with commercial paper having the shortest payment schedule.  Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer, and a lower rating usually indicates higher risk.

The yields and principal values of debt securities fluctuate.  Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  These fluctuations tend to increase as a bond’s maturity increases such that a longer-term bond will increase or decrease more for a given change in interest rates than a shorter-term bond.

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A convertible debt security is a debt obligation that may be converted in a specified period of time into a certain amount of common stock of the same or a different issuer.  A convertible debt security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock.  As with a straight debt security, a convertible debt security tends to increase in market value when interest rates decline and decrease in value when interest rates rise.  Like a common stock, however, the value of a convertible debt security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.  Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar debt security and not as sensitive to changes in share price as its underlying stock.

A convertible debt security is usually issued either by an operating company or by an investment bank.  When issued by an operating company, convertible debt tends to be senior to common stock, but subordinate to other types of debt securities issued by that company.  When a convertible debt security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security.  If, however, the parity price, which is the price at which the common stock underlying the convertible debt security may be obtained, of the convertible debt security is less than the call price, which is the price of the bond including any premium related to the conversion feature, the operating company may pay out cash instead of common stock.  When a convertible debt security is issued by an investment bank, the security is an obligation of, and is convertible through, the issuing investment bank.

In addition, the issuer of a convertible debt security may be important in determining the security’s true value.  This is because the holder of a convertible debt security will have recourse only to the issuer.  A convertible debt security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.  The Advisor uses the same criteria to rate a convertible debt security as it uses to rate a more conventional debt security.

Consistent with its investment objective, strategies and policies, the Discovery Fund may purchase debt securities that, at the time of initial purchase, are rated A or higher by Moody’s or S&P or that are unrated, if the Advisor determines that the debt security is of comparable quality.  Rated debt securities, which are downgraded below A after being purchased, and unrated debt securities, which the Advisor believes have fallen below that level after being purchased, will be sold at the Advisor’s discretion.  The Fund may also purchase debt securities, as stated in the “Non-Principal Investment Strategies, Policies and Risk – Cash Management” section, below, even though such an investment is not consistent with the Fund’s objectives or its other strategies or policies.

International Investing. International investing allows a mutual fund the opportunity to avoid being exclusively tied to the performance of the U.S. economy and can expose a fund to growth in emerging markets.  International investing involves risks such as currency fluctuation and instability.  The Fund may invest in U.S. dollar-denominated securities of foreign issuers traded in the U.S., including, but not limited to, ADRs.

The Fund may gain international exposure by purchasing ADRs.  ADRs are receipts typically issued by a U.S. bank or trust company that are denominated in U.S. Dollars, are publicly traded in the U.S. and represent ownership in underlying foreign securities.  ADRs are subject to similar risks as are other types of foreign investments.  The Fund is authorized to invest up to 20% of its net assets in ADRs or in securities of foreign companies traded on U.S. stock exchanges.

Most ADRs are traded on a U.S. stock exchange and are either sponsored or unsponsored.  Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of an unsponsored ADR.  A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of such facility.  Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary.  Also, unsponsored ADRs tend to have a less liquid trading market than sponsored ADRs.  ADRs do not involve the same direct currency and liquidity risks as securities denominated in foreign currency.  However, their value will generally be affected by currency fluctuations that alter the value of the security underlying the ADRs in relation to the U.S. dollar.

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Investing in foreign companies, even indirectly through ADRs, may involve more risks than investing in U.S. companies.  These risks can increase the potential for losses and may include: currency risks, such as adverse fluctuations in currency exchange rates; country risks, including political, social and economic instability, currency devaluation and policies that have the effect of limiting or restricting foreign investment or the movement of foreign assets; unusual trading practices; less government supervision; less publicly available information; limited trading markets; and greater volatility, among others.  While ADRs do not involve the same direct currency and liquidity risks as securities denominated in a foreign currency, their value will generally be affected by currency fluctuations that alter the value of the security underlying the ADR in relation to the U.S. dollar.

U.S. Government Obligations.  The Fund may invest in various types of U.S. Government obligations.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, securities issued by the Government National Mortgage Association are supported by the full faith and credit of the U.S. Government.  Securities issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are supported only by the discretionary authority of the U.S. Government.  However, the obligations of FNMA and FHLMC have been placed into conservatorship until the entities are restored to a solvent financial condition.  Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

Non-Principal Investment Strategies, Policies and Risks

Cash Management.  The Discovery Fund may invest a portion of its assets in cash or high-quality, short-term debt obligations readily changeable into cash.  Such high-quality, short-term obligations include money market securities, money market mutual funds, commercial paper, bank certificates of deposit and repurchase agreements that are collateralized by government securities.  These investments may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while the Advisor looks for suitable investment opportunities.  There may also be times when the Fund attempts to respond to market, economic, political or other conditions by investing up to 100% of its assets in these types of investments.  During such times, the Fund taking the defensive position may not be able to pursue its primary investment objective and, instead, may focus on preserving its assets.

In pursuing cash management strategies, the Discovery Fund applies the following criteria to its investments:

(1)
certificates of deposit, bankers’ acceptances and other short-term obligations must be issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(2)
commercial paper will be limited to companies rated P-1 or higher by Moody’s or A-1 or higher by S&P, or if not rated by either Moody’s or S&P, a company’s commercial paper may be purchased if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P;

(3)
the Fund will purchase only short-term debt securities that are non-convertible, that have one year or less remaining to maturity at the date of purchase, and that are rated Aa or higher by Moody’s or AA or higher by S&P;

(4)
the Fund will purchase only negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

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(5)
the Fund will invest in U.S. Government obligations, which include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.

The securities used for cash management can decrease in value.  The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer.  During periods of declining interest rates, the value of debt securities generally increases.  Conversely, during periods of rising interest rates, the value of these securities generally declines.

Repurchase Agreements.  The Discovery Fund may invest in repurchase agreements in accordance with regulatory requirements.  A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership.  As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during such period.  The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.  Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily.  The counter-party (usually a bank or broker-dealer) must transfer to the Fund’s custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement.  The market value of the collateral will be monitored and adjusted, as necessary, on an on-going basis to ensure that the collateral is at least equal to 100% of the repurchase price. Investments in repurchase agreements that do not mature in seven days may be considered illiquid securities.

The Discovery Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion, which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications as set from time to time by the Board of Trustees.  The term to maturity of a repurchase agreement normally will be no longer than a few days.

The use of repurchase agreements by the Fund involves certain risks.  For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by the Fund not within the control of that Fund, and therefore the realization by the Fund on the collateral may be automatically stayed.  Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.  While the Advisor acknowledges these risks, it is expected that if repurchase or reverse repurchase agreements are otherwise deemed useful to the Fund, these risks can be controlled through careful monitoring procedures.

Illiquid Securities.  The Discovery Fund may invest in illiquid securities, but these investments will not exceed more than 15% of the Fund’s net assets.  The Fund considers a security to be illiquid if it cannot, due to restrictions on trading or lack of trading and not market action, be sold or disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the security.  In the event that the Fund’s holdings in illiquid securities exceeds 15% of its net assets due to market factors, the Fund will make such adjustments necessary to reduce its holdings in illiquid securities to comply with the 15% limitation.

Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”).  Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility, which may result in a loss to the Fund.

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Restricted Securities. The Discovery Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the 1933 Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the 1933 Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the Illiquid Securities section, provided that a determination is made that such securities have a readily available trading market.  The Discovery Fund may also purchase certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the 1933 Act (“4(2) Paper”).  The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor and if, as a result of changed conditions, it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.   The Discovery Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Covered Call Options.  The Discovery Fund is authorized to write, which means sell, covered call options on the securities in which the Fund invests and to enter into closing purchase transactions with respect to the options.  A covered call option is an option where the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract.  Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.  A closing purchase transaction cancels out the Fund’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option that the Fund has written.

Up to 20% of  the Discovery Fund’s net assets may be subject to covered call options.  By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.  In addition, the Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Upon the termination of the Fund’s obligation under a covered call option, other than through exercise of the option, the Fund will realize a short-term capital gain or loss.  If the purchaser of a covered call option written by the Fund exercises such option and the Fund realizes a gain, the gain will be short-term or long-term depending on the period that the stock was held by the Fund.  Writing of covered call options may be subject to the straddle rules, which result in a deferral of some losses for tax purposes.

Temporary Defensive Position.  The Discovery Fund generally holds some cash, short-term debt obligations, government securities, money market instruments or high quality investments for reserves to cover redemptions and unanticipated expenses.  There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary defensive purposes.  During those times, the Fund will not be able to pursue its primary investment objective, and, instead, will focus on preserving its assets.  Also, a temporary defensive strategy still has the potential to lose money.

Commercial Paper. Commercial paper is an unsecured, short-term loan of a corporation, typically for financing accounts receivable and inventory.  Investments in commercial paper are limited to obligations rated Prime-1 by Moody’s or A-1 by S&P or, if not rated by Moody’s or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody’s or AAA or AA by S&P.

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Other Investment Companies.  The Discovery Fund may invest a portion of its assets in shares of other investment companies, including money market mutual funds, other mutual funds or Exchange-Traded Funds (“ETFs”).  The Fund’s investments in money market mutual funds may be a part of its cash management strategy and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  The Discovery Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act and the rules and regulations thereunder.  In general, Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring: (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by a Fund if: (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company are owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If  the Discovery Fund invests in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.  In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses of each other investment company in which it invests.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.  Additionally, if the Fund has an investment policy of investing at least 80% of its assets in a particular type of security, the Fund will not include its investments in other investment companies for the purpose of such policy.

In addition, the Discovery Fund may also take advantage of certain rules and regulations promulgated under the 1940 Act that may allow it to invest in certain types of funds (i.e. money market funds) in excess of the Section 12(d)(1) limits, provided that such investments would be consistent with the Fund’s investment objectives, policies and restrictions.  The Fund, however, currently does not intend to take advantage of such rules and regulations.

The Discovery Fund’s investment in other investment companies may consist of shares of ETFs.  ETFs are securities whose value tracks a well-known securities index or basket of securities.  The Fund’s investments in ETFs are subject to its limitations on investments in other investment companies.  The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

Fundamental Investment Restrictions

The Board of Trustees has adopted the following investment restrictions as fundamental policies for the  Discovery Fund as stated below.  These investment restrictions cannot be changed without the approval of a majority of the outstanding voting securities of the Fund, which means, under the 1940 Act, the vote of: (1) more than 50% of the outstanding voting securities of the Fund; or (2) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy at the meeting, whichever is less.  Many of these investment restrictions recite the current legal or regulatory requirements.  When the legal or regulatory requirements change, the Fund’s applicable investment restrictions may also be modified to reflect the new legal or regulatory requirements without seeking shareholder approval, so long as any such modification is consistent with the Fund’s investment objective, strategies and policies.

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The Discovery Fund will not:

(1)
as to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (this restriction does not apply to investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies);

(2)
engage in the purchase or sale of real estate (unless acquired as a result of ownership of securities or other instruments) provided that this restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein or investment in securities that are secured by real estate or interests therein;

(3)
underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the 1933 Act);

(4)
make loans if, as a result, more than the current statutory limit (currently 33 1/3%) of the Fund’s total assets would be lent to other parties, except that the Fund may: (a) purchase or hold debt securities or instruments; (b) enter into repurchase agreements; and (c) lend its securities, all as permitted under its investment strategies and policies as set forth in the Fund’s registration statement;

(5)
borrow money or issue senior securities except as the 1940 Act, any rule thereunder, any SEC staff interpretation thereof or SEC exemptive order, may permit, provided that, the Fund may borrow in amounts not exceeding one-third of its total assets (including the amount borrowed) and may borrow up to 5% of its total assets for temporary purposes;

(6)
make investments that result in the concentration (as that term is defined by the 1940 Act, any rule or order thereunder or SEC staff interpretation thereof) of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities, or securities of other investment companies); or

(7)
purchase or sell physical commodities or commodities contracts (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions in securities secured by physical commodities) except that the Fund may purchase and sell: (a) marketable securities issued by companies that own or invest in commodities or commodities contracts; (b) currencies; and (c) commodities contracts relating to financial instruments such as financial futures and options thereon, futures contracts, options, forward contracts, swaps, floors, caps, collars and other financial instruments.

Non-Fundamental Investment Restrictions

In addition to the objectives, strategies and policies described in the Prospectus and this SAI and the fundamental investment restrictions described above, the Board of Trustees has adopted the following investment restrictions as non-fundamental policies for the Discovery Fund.  The Board of Trustees may change these non-fundamental investment restrictions without shareholder approval.

(1)
The Fund is permitted to invest in other investment companies on the open market, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder or SEC staff interpretation thereof or without regard to such percentage limits in connection with a corporate event (meaning a merger, reorganization, consolidation or similar transaction).  Current regulatory limits, with certain exceptions regarding the Fund’s investment in money market funds, allow the Fund to invest, outside of a corporate event, up to 5% of its total assets in the securities of any one investment company, without owning more than 3% of any investment company or having more than 10% of its total assets in the securities of other investment companies.  The Fund currently operates in accordance to the limit exemption provided by Section 12(d)(1)(F) of the 1940 Act.  The Fund also may not operate as a fund of funds that invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds.

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(2)
The Fund will not invest more than 15% of its net assets in illiquid securities.  The Fund considers a security to be illiquid if it cannot, due to restrictions on trading or lack of trading and not market action, be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the security.

(3)	The Fund will not invest in any issuer for purposes of exercising control or management.

(4)	The Fund will not purchase additional securities when outstanding borrowings exceed 5% of the Fund’s total assets.

Additional Information Regarding Investment Restrictions

In addition to the Fundamental and Non-Fundamental Investment Restrictions set forth above, the Discovery Fund is subject to regulatory restrictions on certain practices. These requirements include, but are not limited to the following:

(a)
Pledging of Assets:  A pledged asset is an asset that is transferred to a lender for the purpose of securing debt.  The lender of the debt maintains possession of the pledged asset, but does not have ownership unless default occurs.  Under the regulatory restrictions of the 1940 Act, the Fund may pledge assets only if it conforms with requirements that no more than 33 1/3% of the Fund’s net assets are encumbered, either through a pledge of assets as collateral or other forms of encumbrance.  In addition, the 1940 Act imposes other restrictions regarding, among other things, the manner in which assets may be pledged.  The Discovery Fund currently does not engage in the pledging of assets.

(b)
Securities Lending:  The 1940 Act generally permits the Fund to lend portfolio securities, provided that the Fund has adopted a fundamental investment policy permitting the making of loans to other persons.  The Discovery Fund has a Fundamental Investment Restriction which permits borrowing pursuant to the regulatory requirements.  In addition, the SEC staff has developed guidelines regulating the securities lending activities of funds, which guidelines are set out primarily in a series of SEC staff no-action letters.  The guidelines developed by the SEC staff relating to securities lending activities are summarized below:

•
Collateral.  With respect to each loan, the Fund must receive eligible collateral equal to at least 100% of the market value of the securities loaned.  Collateral must be marked daily to account for any increases in the market value of the securities loaned and/or decreases in the market value of the collateral

•	Termination. The Fund must have the right to terminate the loan at anytime and recall the securities within the normal and customary settlement time for the loaned securities.
•	Returns. The Fund must receive a reasonable return on the loan.
•	Fees. With the approval of the Board of Trustees, the Fund may pay reasonable fees to entities engaged in securities lending activities on behalf of the Fund.
•	Voting Rights. The Fund must be able to exercise voting rights with respect to material matters for issuers of securities loaned.
•	Loan Limit. The Fund may not loan securities with a value in excess of one-third of its total asset value.

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In addition, the Fund’s policy regarding Securities Lending recognizes the need to recall securities which have been loaned in the event that the security has a material proxy proposal pending.  The Fund uses all reasonable efforts to do so and to ensure that votes are submitted in accordance with the Fund’s Proxy Voting policy.

(c)
Repurchase Agreements:  Repurchase agreements are considered under the 1940 Act to be collateralized loans by the Fund to the seller secured by the securities transferred to the Fund.  Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily.  The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement.  The market value of the collateral will be monitored and adjusted, as necessary, on an on-going basis to ensure that the collateral is at least equal to 100% of the repurchase price.  The Discovery Fund is authorized to use repurchase agreements as a non-principal investment strategy, and subject to market conditions, currently intends to invest no more than 10% of net assets in repurchase agreements.

(d)
SEC position on Industry Concentration: The 1940 Act requires the Fund to disclose a policy or intention to concentrate in any industry.  The SEC Staff has taken the position that an investment of 25% or more of a fund’s total assets in a particular industry is considered “concentration” in that industry. (See, e.g,. Guide 19 of Form N-1A.)  The Staff position also applies to the holding of debt securities.  The Discovery Fund does not currently concentrate, or plan to concentrate in the future, investments in any particular industry.  Any deviation from the restrictions regarding industry concentration must be approved by shareholders of the Fund.

Portfolio Turnover

Although the Discovery Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

The portfolio turnover rates for the Discovery Fund as of the fiscal years ended March 31, 2012 and 2011were as follows:

	Portfolio Turnover
Name of Fund	2012	2011
Buffalo Discovery	[…]%	38%

FUND SECURITIES TRANSACTIONS

The Discovery Fund’s portfolio managers make the decisions about buying and selling securities for the Discovery Fund.  They select brokers and dealers to execute securities transactions, allocate portfolio brokerage and principal business and negotiate commissions and prices for securities.  In instances where securities are purchased on a commission basis, the Fund’s portfolio managers seek best execution of transactions at competitive and reasonable commission rates based on all circumstances related to the trade.  The Discovery Fund paid the following brokerage commissions during the last three fiscal years:

	Fiscal Year Ended March 31,
Name of Fund	2012	2011	2010
Buffalo Discovery	$[…]	$434,756	$328,288

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The level of brokerage commissions generated by the Fund is directly related to the number and the size of the buy and sell transactions into which the Fund enters.  The frequency and size of these transactions are affected by various factors such as cash flows into and out of the Fund, a portfolio manager’s interpretation of the market or economic environment, etc.

The Discovery Fund believes it is in its best interest to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates.  Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Fund, when acting on its behalf, as well as for any research or other services provided to the Fund.  The Discovery Fund may execute a substantial portion of the portfolio transactions through brokerage firms that are members of the NYSE or through other major securities exchanges.  When buying securities in the over-the-counter market, the Fund will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere.  The Discovery Fund will not normally pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who did not provide such benefits or services.  However, the Fund reserves the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934, as amended, when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of the Fund’s portfolio securities.  Allocation is reviewed regularly by both the Board of Trustees and portfolio managers.

Although the Fund may place portfolio orders with qualified broker-dealers who recommend the Fund to their clients, or who act as agent in the purchase of the Fund’s shares for their clients, the Fund does not consider the sale of Fund shares as a factor when selecting broker-dealers to effect portfolio transactions.

Research services furnished by broker-dealers may be useful to the portfolio manager in serving other clients, as well as the  Discovery Fund.  Likewise, the Fund may benefit from research services obtained by the portfolio manager from the placement of its other clients’ portfolio brokerage.

When the Advisor, in its fiduciary capacity, believes it to be in the best interest of the Fund’s shareholders, the Fund may join with the Advisor’s other clients in acquiring or disposing of a security.  Securities acquired or proceeds obtained will be equitably distributed among the Fund and the Advisor’s other clients participating in such a transaction.  In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

The Discovery Fund is required to identify any brokerage transactions during its most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Fund.  The following table below indicates the total amount of brokerage commissions paid by the Fund for transactions directed to a broker because of research services provided during the fiscal year ended March 31, 2012.  Research services were not necessarily a factor in the placement of brokerage business.

Fiscal Year Ended March 31,
Fund Name	Commissions	Transactions
Buffalo Discovery	$[…]	$[…]

ADDITIONAL PAYMENTS TO DEALERS AND FINANCIAL INTERMEDIARIES

The Advisor and/or the Fund’s distributor, Quasar Distributors, LLC (the “Distributor”), out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to any service fees and other fees paid by the Fund to such brokers and other financial intermediaries.  These arrangements are sometimes referred to as “revenue sharing” arrangements.  Revenue sharing arrangements are not financed by the Fund, and thus, do not result in increased Fund expenses.  They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s prospectus.

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Such additional cash payments may be made to brokers, dealers and other financial intermediaries that provide services to the Fund and/or investors in the Fund, including (without limitation) shareholder servicing, and marketing support.  These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the Fund and the dollar amount of shares sold.  The level of payments made to a qualifying financial intermediary in any given year will vary.  Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount.  As of the date of this SAI, the maximum amount of additional compensation that the Advisor or Distributor is paying to any intermediary from its own assets is 0.40% of average daily net assets attributable to the financial intermediary.

These payments may provide an additional incentive to financial intermediaries to actively promote the Fund. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive to recommend a particular Fund.  Your financial intermediary may charge you additional fees and commissions.  You should consult your dealer or financial intermediary for more details about any such payment it receives.  As of the date of this SAI, the Advisor or Distributor may pay a more substantial amount of additional cash payments to the following firms in connection with the sale of Fund shares: Charles Schwab; Pershing LLC; Fidelity Brokerage Services, Inc.; Nationwide Investment Services Corp.; National Investor Services Corporation; and Invesmart Securities, LLC.

Although a financial intermediary that sells Fund shares may also act as a broker or dealer in connection with a Fund’s purchase or sale of portfolio securities, the Advisor does not consider a financial intermediary’s sale of shares of the Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the Fund.

PURCHASING AND SELLING SHARES

Purchases

Neither the Fund nor the entities that provide services to it (the “Fund Complex”) will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.  The Fund cannot process transaction requests that are not completed properly.  If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee.  Shares of the Fund may be purchased directly from the Fund without these fees.  Each order accepted will be fully invested in whole and fractional shares of the Fund, unless the purchase of a certain number of whole shares is specified, at the net asset value (“NAV”) per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in the account for the current year.  This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned.  A transcript of all activity in the account during the previous year will be furnished each January.  By retaining each annual summary and the last year-to-date statement, a customer will have a complete detailed history of the account that also provides necessary tax information.  Annual statements are available from the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent” or “USBFS”) at its cost, subject to a minimum charge of $5 per account, per year requested.

The shares you purchase are held by the Fund in book-entry form, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate.  The Fund will not issue share certificates.

The Fund Complex reserves the right in its sole discretion to withdraw all or any part of the offering made by the Prospectus or to reject purchase orders when, in the judgment of Fund management, such withdrawal or rejection is in the best interest of the Fund and its shareholders.

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The Fund Complex reserves the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has agreed to indemnify the Fund against losses resulting from the failure of investors to make payment.  If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation.  To recover any such loss, the Fund Complex reserves the right to redeem shares owned/held by any purchaser whose order is canceled.  A $25 return item charge, which will be paid from the redemption of additional shares, will also be incurred by the purchaser.  The purchaser may also be prohibited from, or restricted in, placing further orders.  If an order is cancelled or rejected for any reason, the investor will be notified within one to two business days.

Sales (Redemptions)

The Fund Complex will not be responsible for the consequences of delays that are out of its immediate control, including delays in the banking or Federal Reserve wire systems.  The Fund cannot process transaction requests that are not completed properly.

The Fund Complex may suspend the right of redemption or postpone the date of payment beyond the normal three-day redemption period under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the NYSE is closed, other than customary weekend and holiday closing, or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal of the Fund’s securities is not reasonably practical, or (b) it is not reasonably practical for the Fund to determine the fair value of its net assets; (3) under certain circumstances where certain shareholders are attempting to “time the market” (see “Market Timers” below) by purchasing and redeeming shares of the Fund on a regular basis; or (4) for such other periods as the SEC may by order permit for the protection of the Fund’s shareholders.

Redemption Fee - If shares of the Discovery Fund are sold or exchanged within 60 days of their purchase, a redemption fee of 2.00% of the value of the shares sold or exchanged will be assessed.  The Fund will employ the “first in, first out” method to calculate the 60-day holding period.

The redemption fee does not apply to:

(1)	shares purchased through reinvested distributions (investment company taxable income and capital gains);

(2)
shares held through 401(k) or other employer-sponsored retirement plans.  However, the redemption fee does apply to non-mandatory withdrawals from individual retirement accounts (IRAs) and 403(b) custodial accounts;

(3)	shares sold or exchanged under systematic redemptions or exchanges;

(4)	shares sold following the death or disability of a shareholder. The disability, determination of disability and subsequent sale must have occurred during the period the fee applied;

(5)	shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 ½ and other required distributions from retirement accounts; and

(6)	shares redeemed through an approved fee-based program involving asset allocation or rebalancing at the firm level of a dealer.

With respect to shares sold or exchanged following the death or disability of a shareholder or mandatory retirement plan distributions, you must inform the Fund or your financial intermediary that the fee does not apply.  You may be required to show evidence that you qualify for the exception.

The redemption fee is retained by the Fund to help pay transaction and tax costs that long-term investors may bear when the Fund incurs brokerage or other transaction expenses and/or realizes capital gains as a result of selling securities to meet investor redemptions.

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Fund shareholders are subject to this 2.00% redemption fee whether they are direct shareholders or invest indirectly through a financial intermediary such as a broker-dealer, a bank, or an investment advisor.  Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for less than 60 days, as applicable, the Fund may not always be able to track short-term trading effected through financial intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with such financial intermediaries which contractually require such financial intermediaries to provide the Fund with information relating to their customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries.  These may include, but are not limited to, 403(b), 457, Keogh, Profit Sharing Plans and Money Purchase Pension Plans, as well as other employer-sponsored retirement plans (excluding IRA and other one-person plans).  In addition, because the Fund is required to rely on information from the financial intermediary as to the applicable redemption fee, the Fund cannot ensure that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

The Fund reserves the right to waive the redemption fee because of a bona fide and unanticipated financial emergency or other similar situation where such waiver is consistent with the best interests of the Fund and to the extent permitted or required by applicable law.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV during any 90-day period for any one shareholder.  Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind.  If shares are redeemed in kind, the redeeming shareholder will incur expenses converting the securities into cash and would bear any market risk until such securities are converted into cash.  Redemptions in kind are taxed in the same manner as redemptions paid in cash for federal income tax purposes.

Market Timers

The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  These policies are summarized below and are implemented in part, through the Fund’s redemption fee which is described in the Prospectus.

Frequent purchases and redemptions of the Fund’s shares may present certain risks for the Fund and its shareholders. These risks may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolio and increased brokerage and administrative costs.  The Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders.

The Fund does not allow market timers.  The Fund may refuse to sell shares to market timers and will take actions necessary to stop market timing activity, including closing any account to new purchases believed to be held by or for a market timer.  You will be considered a market timer if you: (i) have requested a redemption or exchange of Fund shares within 90 days of an earlier purchase or exchange request; (ii) make investments of large amounts followed by a redemption or exchange request shortly after the purchase; or (iii) otherwise seem to follow a timing pattern.  Shares under common ownership or control are combined for these purposes.

Anti-Money Laundering Program

The Fund is required to comply with various federal anti-money laundering laws and regulations.  Consequently, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.  In addition, pursuant to the Fund’s Customer Identification Program, the Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

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Net Asset Value

The NAV and offering price of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (4:00 p.m. Eastern time) on each day that the NYSE is open for trading.  The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading, days on which changes in the value of portfolio securities will not materially affect the Fund’s NAV, days during which the Fund receives no purchase or redemption orders, customary holidays and days when the national securities exchanges are not open for unrestricted trading.  The Fund does not compute its NAV on days when the NYSE is closed or on the following customary holidays:

New Year’s Day                                                      January 1
Martin Luther King Jr. Day                                   Third Monday in January
Presidents’ Day                                                      Third Monday in February
Good Friday                                                             Friday before Easter
Memorial Day                                                          Last Monday in May
Independence Day                                                 July 4
Labor Day                                                                First Monday in September
Thanksgiving Day                                                  Fourth Thursday in November
Christmas Day                                                         December 25

In valuing the Fund’s assets for calculating NAV, readily marketable portfolio securities listed on a national securities exchange (including ADRs) are valued at the last sale price on the business day as of which such value is being determined.  Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.  Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price.

If no bid is quoted on such day, the security is valued by such method as the Board of Trustees shall determine in good faith to reflect the security’s fair value.  Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determines that amortized cost does not represent fair value.  Cash and receivables will be valued at their face amounts.  Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date.  All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

The Fund has adopted fair valuation procedures for use in appropriate circumstances.  If no price, or in KCM’s determination no price representing fair value, is provided for a security held by a Fund by an independent pricing agent, then the security shall be fair valued.  The Board of Trustees has delegated to KCM the authority to provide fair value determinations in any situation that would impact the Fund’s NAV by less than a penny per share.  If the proposed valuations would impact the Fund’s NAV by more than a penny per share, then the Valuation Committee of the Board of Trustees will meet to determine an appropriate price.  In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.  Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale.

Calculation of NAV

The NAV per share of the Discovery Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation; and the result (adjusted to the nearest cent) is the net asset value per share.

Net Assets	=	NAV per share
Shares Outstanding

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An example of how the Discovery Fund calculated its net asset value per share as of March 31, 2012 is as follows:

Buffalo Discovery Fund

$[…]	=	$[…]
[…]

Additional Purchase and Redemption Policies

The Fund reserves the right to:

(1)	waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders who invest through the Fund’s special investment programs;

(2)
cancel or change the telephone investment service, the telephone exchange service, Internet service, the automatic monthly investment plan, systematic redemption plan or monthly exchange privilege without prior notice when doing so is in the best interest of the Fund and its shareholders;

(3)	begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 30 days’ written notice to you;

(4)	begin charging a fee for the telephone service and to cancel or change the service upon 30 days’ written notice to you;

(5)	begin charging a fee for the systematic redemption plan upon 30 days’ written notice to you;

(6)
waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders.  The Fund may waive the signature guarantee requirement if you authorize the telephone redemption method at the same time you submit the initial application to purchase shares; and

(7)
require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if the Fund has other reasons to believe that this requirement would be in the best interest of its shareholders.

MANAGEMENT OF THE FUND

Board of Trustees

Board Leadership Structure

The Board of Trustees is comprised of three Non-Interested Trustees – Mr. Thomas S. Case, Mr. J. Gary Gradinger and Mr. Philip J. Kennedy – and two Interested Trustees – Mr. Joseph C. Neuberger and Mr. Grant P. Sarris.  The Trust’s Chairman, Mr. Neuberger, is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, which acts as principal underwriter to the Fund.  Mr. Neuberger also serves as the Executive Vice President of the Fund’s transfer agent.  The Trust has not appointed a lead Non-Interested Trustee.

The Board of Trustees has established two standing committees – the Audit Committee and the Nominating Committee.  All Non-Interested Trustees are members of the Audit Committee and the Nominating Committee.  Inclusion of all Non-Interested Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.  In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Non-Interested Trustees on the Nominating Committee select and nominate all candidates for Non-Interested Trustee positions.

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Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below.  The Board of Trustees reviews its leadership structure regularly.  The Board of Trustees believes that its leadership structure is appropriate and effective in light of the size of the Trust, the nature of its business and industry practices.

The Board of Trustees’ role is one of oversight rather than day-to-day management of the Fund.  The Trust’s Audit Committee assists with this oversight function.  The Board of Trustees’ oversight extends to the Trust’s risk management processes.  Those processes are overseen by Trust officers, including the President and Treasurer, Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings.

The Advisor reports to the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Fund and the Trust as a whole.  The Advisor reports to the Board of Trustees on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Fund.

The Board of Trustees has appointed the CCO who reports directly to the Board of Trustees and who participates in the Board of Trustees’ regular meetings.  In addition, the CCO presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures.  The CCO regularly discusses risk issues affecting the Trust and the Fund during Board of Trustee meetings.  The CCO also provides updates to the Board of Trustees on the operation of the Fund’s compliance policies and procedures and on how these procedures are designed to mitigate risk.  Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event any material risk issues arise in between Board meetings.

The Trust is governed by the Board of Trustees, who is responsible for protecting the interests of Fund shareholders under the laws of Delaware.  The Trustees are experienced business persons, who meet throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and to review performance.  The officers of the Trust are responsible for supervising the Fund’s business operations, but the Fund is managed by the Advisor, subject to the supervision and control of the Board of Trustees.

Trustees and Officers

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INTERESTED TRUSTEES
Joseph C. Neuberger1 (50) 615 E. Michigan Street, Milwaukee, WI 53202	Trustee	Indefinite term and served since May 2003.	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994 - present)	10	Trustee, USA MUTUALS (an open-end investment company with two portfolios); Trustee, Trust for Professional Managers (an open-end investment company with […] portfolios)
	Chairman	One year term and served since May 2003.
Grant P. Sarris1 (45) 5420 West 61st Place Shawnee Mission, KS 66205	Trustee	Indefinite term and served since July 2008.	Portfolio Manager, Kornitzer Capital Management, Inc. 2003-present.	10	None

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NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
NON-INTERESTED TRUSTEES(2)
Thomas S. Case (70) 515 Piney Creek Road Reno, NV 89511	Trustee	Indefinite term and served since inception.	Retired	10	None
J. Gary Gradinger (69) Golden Star Inc. 4770 North Belleview Avenue, Suite 209 Kansas City, MO 64116	Trustee	Indefinite term and served since February 2001.	Chairman and Chief Executive Officer, Golden Star Inc. (manufacturer of textile cleaning products)	10	Director, MGP Ingredients, Inc. (a food ingredients company)
Philip J. Kennedy (67) 116 Hermitage Hills Boulevard Hermitage, PA 16148	Trustee	Indefinite term and served since May 1995.	Business Consultant and C.P.A. Finance and Accounting Professor, Penn State Shenango (2001-2011).	10	N/A
OFFICERS
Kent W. Gasaway (52) 5420 West 61st Place Shawnee Mission, KS 66205	President and Treasurer	One year term and served since May 2003.	Senior Vice President/Portfolio Manager, Kornitzer Capital Management, Inc. (management company) 1991-present.	N/A	N/A
Rachel A. Spearo (32) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	One year term and served since February 2006.	Vice President, U.S. Bancorp Fund Services, LLC 2004-present.	N/A	N/A
Barry Koster (51) 5420 West 61st Place Shawnee Mission, KS 66205	Chief Compliance Officer	Indefinite term and served since October 2004	Chief Compliance Officer since October 2004 and Chief Financial Officer since May 2002, Kornitzer Capital Management, Inc. (management company).	N/A	N/A
(1)
Each of these Trustees may be deemed to be an “interested person” of the Fund as that term is defined in the 1940 Act.  Messrs. Neuberger and Sarris are interested Trustees due to their employment by U.S. Bancorp Fund Services, LLC and Kornitzer Capital Management, Inc., respectively.  U.S. Bancorp Fund Services, LLC is the Fund’s Registered Transfer Agent and an affiliate of the Fund’s underwriter.  Kornitzer Capital Management, Inc. is the Fund’s Advisor.

(2)	Effective August 9, 2011, Gene M. Betts resigned as a Non-Interested Trustee.

Trustee Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.

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Thomas S. Case.  Mr. Case has served as a Trustee of the Trust since inception (and served as a director of the Predecessor Funds from inception).  Mr. Case is currently retired.  Prior to retirement, Mr. Case served as President of the Frankona American Companies, an insurance company.  Through his board and employment experience, Mr. Case is experienced with financial, accounting, regulatory and investment matters.

J. Gary Gradinger.  Mr. Gradinger has served as a Trustee of the Trust since inception (and served as a director of the Predecessor Funds beginning in February 2001).  He also serves as a director of MGP Ingredients, Inc., and as Chairman, President and Chief Executive Officer of Golden Star Inc., a manufacturer of textile cleaning products.  Through his board and employment experience, Mr. Gradinger is experienced with financial, accounting, regulatory and investment matters.

Philip J. Kennedy.  Mr. Kennedy has served as a Trustee of the Trust since inception (and served as a director of the Predecessor Funds beginning in February 2001).  He also serves as Internship Coordinator and Instructor in the Department of Business Administration, Penn State Shenango, since 2001.  Through his board and employment experience, Mr. Kennedy is experienced with financial, accounting, regulatory and investment matters.

Joseph C. Neuberger.  Mr. Neuberger has served as a Trustee of the Trust since May 2003 (and served as a director of the Predecessor Funds beginning in May 2003).  Mr. Neuberger has also served as a trustee of USA Mutuals since 2001 and as a trustee of Trust for Professional Managers since 2001.  Mr. Neuberger has served as Executive Vice President of U.S. Bancorp Fund Services, LLC, a multi-service line service provider to mutual funds, since 1994.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.

Grant P. Sarris.  Mr. Sarris has served as a Trustee of the Trust since July 2008.  Mr. Sarris has also served as a portfolio manager for the Advisor since 2003.  In addition, Mr. Sarris served as Senior Vice President of Waddell and Reed Investment Management from 2002 to 2003, and as a portfolio manager with the company from 1997-2003.  Through his employment experience in the investment management industry, Mr. Sarris is experienced with financial, accounting, regulatory and investment matters.

Trustee Ownership of Fund Shares

As of December 31, 2011, the Trustees had the following interests in the Discovery Fund’s securities:

Buffalo Discovery Fund
	Dollar Range of Equity Securities In The Fund	Aggregate Dollar Range of Equity Securities In All Registered Investment Companies Overseen By Trustee In Family of Investment Companies
Name of Trustee	Total Assets	Total Assets
Joseph C. Neuberger, Interested Trustee	[None]	[$50,001 - $100,000]
Grant P. Sarris, Interested Trustee	Above $100,000	Above $100,000
Thomas S. Case, Non-Interested Trustee	None	$10,001 - $50,000
J. Gary Gradinger Non-Interested Trustee	$1 - $10,000	$50,001 - $100,000
Philip K. Kennedy, Non-Interested Trustee	$1 - $10,000	Above $100,000

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Committees of the Board

Audit Committee

The Trust has an Audit Committee, which assists the Board of Trustees in fulfilling its duties relating to the Fund’s accounting and financial reporting practices, and also serves as a direct line of communication between the Board of Trustees and the independent registered public accounting firm.  The Audit Committee is comprised of Messrs. Case, Gradinger and Kennedy, the Trust’s Non-Interested Trustees.  The specific functions of the Audit Committee include recommending the engagement or retention of the independent registered public accounting firm, reviewing with the independent registered public accounting firm the plan and results of the auditing engagement, approving professional services provided by the independent registered public accounting firm prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent registered public accounting firm, reviewing the scope and results of the Trust’s procedures for internal auditing, and reviewing the Trust’s system of internal accounting controls.  The Audit Committee met twice during the Trust’s last fiscal year.

Nominating Committee

The Trust also has a Nominating Committee, which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) periodically review and approve Trustee compensation; and (iii) make recommendations to the full Board of Trustees for nominations for membership on all committees, review all committee assignments annually and periodically review the responsibilities and need for all committees of the Board of Trustees.  The Nominating Committee is comprised of Messrs. Case, Gradinger and Kennedy, the Trust’s Non-Interested Trustees.  The Nominating Committee did not meet during the Trust’s last fiscal year.

According to the Nominating Committee Charter approved by the Board of Trustees, the Nominating Committee will consider and review shareholder recommendations for nominations to fill vacancies on the Board of Trustees if such recommendations are properly submitted to the Committee or the Trust.  In order to recommend a nominee, a “qualifying shareholder” (as defined below) should provide a written notice to the Nominating Committee containing the following information: (a) the name and address of the qualifying shareholder making the recommendation; (b) the number of shares of each class and series, if any, of shares of the Fund which is owned of record and beneficially by such qualifying shareholder and the length of time that such shares have been so owned by the qualifying shareholder; (c) a description of all arrangements and understandings between such qualifying shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such qualifying shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the Board of Trustees; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act; and (g) the written consent of each person recommended to serve as a trustee of the Trust if so nominated and elected/appointed.  The notice should be sent to the chairperson of the Nominating Committee, Mr. Thomas S. Case, care of the Secretary of the Trust at 615 East Michigan Street, Milwaukee, WI 53202, and the envelope containing the notice should indicate “Nominating Committee.”

A “qualifying shareholder” who is eligible to recommend a nominee to the Nominating Committee is: (i) a shareholder that beneficially owns more than 5% of a fund’s outstanding shares for at least 12 months prior to submitting the recommendation to the Nominating Committee; or (ii) a group of shareholders that beneficially own, in the aggregate, more than 5% of the Fund’s shares for at least 12 months prior to submitting the recommendation to the Nominating Committee; and (iii) provides a written notice to the Nominating Committee containing the information above.

It is the intention of the Nominating Committee that the recommending shareholder demonstrate a significant and long-term commitment to the Fund and its other shareholders and that his or her objectives in submitting a recommendation is consistent with the best interests of the Fund and all of its shareholders.

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In the event the Nominating Committee receives a recommendation from a qualifying shareholder: (i) during a time when no vacancy exists or is expected to exist in the near term; or (ii) within 60 days of the date of the meeting of the Board of Trustees at which the Board of Trustees acts to fill a vacancy or call a meeting of shareholders for the purpose of filling such vacancy, and in each case the recommendation otherwise contains all the information required, the Nominating Committee will retain such recommendation in its files until a vacancy exists or is expected to exist in the near term and the Nominating Committee commences its efforts to fill such vacancy.

Valuation Committee

The Board of Trustees has a Valuation Committee that is responsible for: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board of Trustees is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board of Trustees.  The Valuation Committee meets as necessary when a market quotation for the Fund’s portfolio security is not readily available.  Currently, Mr. Gasaway, Mr. Neuberger, Mr. William Kornitzer, Mr. Sarris and Mr. Eric McCormick, an assistant officer of the Fund, are members of the Valuation Committee.  The Valuation Committee met [four] times during the Trust’s last fiscal year.

Compensation

The Fund does not directly compensate any Trustee or Trust officer for their normal duties and services.  Mr. Sarris and Mr. Neuberger, who are interested Trustees due to their employment with the Advisor and USBFS, respectively, are compensated by those organizations and not by the Fund.  USBFS pays the trustee fees from its share of the management fee that it receives from KCM.  USBFS is an affiliate of the Fund’s underwriter.

Each Non-Interested Trustee receives an annual retainer of [$18,000] for each fiscal year (April 1 to March 31), plus $200 for each meeting of the Board of Trustees attended in-person and $100 for telephone attendance.  The Board of Trustees generally meets four times each year.  The following table shows the amount of fees paid by the Fund to each Non-Interested Trustee for the fiscal year ended March 31, 2012:

Name of Person, Position(1)	Fees Paid on Behalf of Buffalo Funds Complex(2)
Thomas S. Case, Trustee	$[…]
J. Gary Gradinger, Trustee	$[…]
Philip J. Kennedy, Trustee	$[…]
(1)	Gene M. Betts resigned from the Board of Trustees effective August 9, 2011. For the fiscal year ended March 31, 2011, Mr. Betts received $25,000 in aggregate compensation by the Fund Complex.
(2)	These figures represent the annual aggregate compensation by the Fund Complex for the fiscal year ended March 31, 2012.

Reimbursements to Trustees for out-of-pocket expenses are accrued and paid for by the Fund.  As of March 31, 2012, the Fund had paid the following expenses for such reimbursements:

Fund Name	Expenses for Reimbursements
Buffalo Discovery	$[…]

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Portfolio Holdings Disclosure Policies and Procedures

The Fund discloses a complete list of its portfolio holdings four times in each fiscal year, as of the end of each quarter.  The lists appear in the Fund’s first quarter, semi-annual, third quarter and annual reports to shareholders.  The Fund files the lists with the SEC on Form N-CSR (second and fourth quarters) and Form N-Q (first and third quarters), and the semi-annual and annual reports to shareholders are mailed to all shareholders of record.  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s web site at www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC telephone number).

The Board of Trustees has approved ongoing arrangements with service providers, whereby portfolio holdings information is made available to such service providers.  These service providers are USBFS, the Fund’s administrator, accountant and transfer agent, U.S. Bank, NA, the Fund’s custodian, […], the independent registered public accounting firm, and Godfrey & Kahn, S.C., outside legal counsel.  The Fund may also disclose holdings information to financial printers or proxy voting services.  These service providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.  The Fund may also disclose such information to state and federal regulators and government agencies, or as otherwise required by law or judicial process.  No party receives compensation for disclosing holdings information and any disclosure must be authorized under the disclosure policy adopted by the Board of Trustees.

Additionally, the Fund may provide information regarding its portfolio holdings to shareholders, firms and institutions before the public disclosure is required or authorized as discussed above, provided that: (i) the recipient makes a specific request to the Fund for the information and the Chief Compliance Officer of the Fund determines that the Fund has a legitimate business purpose for disclosing the non-public portfolio holdings information to the recipient; and (ii) the recipient signs a written confidentiality agreement that provides that the non-public portfolio holdings information will be kept confidential, will not be used for trading purposes and will not be disseminated or used for any purpose other than the purpose for which it was approved.  Persons and entities unwilling to execute a confidentiality agreement that is acceptable to the Fund may only receive portfolio holdings information that has otherwise been publicly disclosed.  Non-public portfolio holdings information will not be disclosed to members of the media under any circumstance.

Exceptions to, or waivers of, the Fund’s policy on portfolio disclosures may only be made by the Fund’s Chief Compliance Officer and must be disclosed to the Board of Trustees at its next regularly scheduled quarterly meeting.  The Board of Trustees is also responsible for reviewing any potential conflict of interest between the interests of the Fund’s shareholders and a third party with respect to the disclosure of non-public portfolio holdings information prior to its dissemination, and reviews the operation and effectiveness of the Fund’s portfolio disclosure policy on an annual basis.

Investment Advisor and Manager

Kornitzer Capital Management, Inc. serves as the Fund’s investment advisor and manager. KCM is a federally registered investment advisory firm that was founded in 1989.  As of May 31, 2012, KCM managed approximately $[…] billion in assets for mutual funds, corporations, pensions and individuals.

KCM is a closely held corporation controlled by persons who are active in the management of the firm’s business.  John C. Kornitzer is the majority stockholder of the firm and serves as the firm’s President and Chairman of KCM’s Board of Directors.  Kent W. Gasaway, Robert Male, Willard Lynch and John C. Kornitzer each own 5% or more of the firm.  Mr. Sarris is affiliated with the Fund through his membership on the Board of Trustees.  Mr. Gasaway is affiliated with the Fund through his service as President of the Trust.

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KCM serves as investment advisor and manager of the Fund pursuant to a Management Agreement that requires KCM to provide or pay the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee.  KCM provides business management and advisory services, and contracts with others to provide other needed services for the Fund.  In this respect, KCM has entered into a Master Services Agreement with USBFS in Milwaukee Wisconsin, pursuant to which USBFS provides or obtains various operational services required by the Fund, pays various Fund expenses and acts as paying agent to compensate other Fund service providers.  Some of the other Fund service providers are affiliates of USBFS.

As compensation for its services, the Fund pays KCM a fee at the annual rate of one percent (1.00%) of the Fund’s average daily net assets.  KCM pays US Bancorp a fee of 30/100 of 1% (0.30%) of the Fund’s average daily net assets out of the fees KCM receives from the Fund.  Both KCM’s and USBFS’s fees are computed daily and the Fund pays KCM’s fees monthly.

For the past three fiscal years, the following management fees were paid to KCM:

	Fiscal Year Ended March 31,
Name of Fund	2012	2011	2010
Buffalo Discovery	$[…]	$2,799,200	$1,669,656

Principal Underwriter
The Distributor, Quasar Distributors, LLC, a Delaware limited liability company located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, is the principal underwriter for the shares of the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  The Distributor is an affiliate of USBFS.  The offering of the Fund’s shares in continuous, and the Distributor will distribute the shares on a best-efforts basis.

Code of Ethics
The Fund, the Advisor and the Distributor have each adopted a code of ethics, as required by federal securities laws.  Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by the Fund, subject to certain general restrictions and procedures.  These codes of ethics are on file with the SEC.

Custodian
U.S. Bank, National Association (the “Custodian”), an affiliate of USBFS located at 1555 North River Center Drive, Suite 302, Milwaukee, WI 53212, serves as the custodian of the assets of the Fund pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm
The Fund’s financial statements are audited by […], the Fund’s independent registered public accounting firm.

Administrator
The Advisor has retained USBFS, 615 East Michigan Street, Milwaukee, WI 53202, to provide various administrative and accounting services necessary for the operations of the Fund.  Services provided by the Administrator include: facilitating general Fund management; monitoring Fund compliance with federal and state regulations; supervising the maintenance of each Fund’s general ledger; the preparation of each Fund’s financial statements; the determination of the net asset value of each Fund’s assets and the declaration and payment of dividends and other distributions to shareholders; and preparing specified financial, tax and other reports.

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Transfer Agent
The Advisor has retained USBFS, P.O. Box 701, Milwaukee, WI 53201-0701, to serve as the Transfer Agent for the Fund.  The Transfer Agent performs shareholder service functions such as: maintaining the records of each shareholder’s account; answering shareholders’ inquiries concerning their accounts; processing purchases and redemptions of the Fund’s shares; acting as distribution disbursing agent; and performing other accounting and shareholder service functions.

Certain Trustees and officers of the Trust are also officers or Directors of KCM or USBFS as noted in the section entitled “Management of Fund” above.

PORTFOLIO MANAGERS OF THE FUND

The Discovery Fund is managed by a portfolio management team supported by an experienced investment analysis and research staff.  The management team is responsible for the day-to-day management of the Fund as indicated below.

Clay Brethour, CFA, Co-Portfolio Manager and Research Analyst.  Mr. Brethour has been an investment professional since 1992 and joined KCM in 2000.  He previously was an equity research analyst with Security Management Group in Topeka, Kansas and a research analyst with Dain Rauscher Wessels.  Mr. Brethour holds a B.S. in Business-Finance from Kansas State University.  Mr. Brethour has served as co-portfolio manager of  the Discovery Fund since 2004.

Dave Carlsen, CFA, Co-Portfolio Manager and Research Analyst.  Mr. Carlsen has been an investment professional since 1992 and joined KCM in 2004. Mr. Carlsen was formerly a senior equity research analyst at Strong Capital Management, Inc. in Milwaukee, Wisconsin, and an investment analyst and operations manager with Northern Capital Management Inc. in Madison, Wisconsin.  Mr. Carlsen holds a B.B.A. in Finance, Investments and Banking from the University of Wisconsin.  Mr. Carlsen has served as co-portfolio manager of the the Discovery Fund since 2004.

Elizabeth Jones, MD, CFA, Co-Portfolio Manager and Research Analyst.  Dr. Jones has been an investment professional since 2002 and joined KCM in 2003.  She was previously a research analyst with Bank of America Capital Management.  She was a practicing M.D. for over 8 years from 1992-2001.  Dr. Jones received a B.S. from Georgetown University, an M.D. from Vanderbilt University, and an M.B.A. from Arizona State University.  Dr. Jones has served as co-portfolio manager of the Discovery Fund since 2004.

Other Accounts Managed by Portfolio Managers as of March 31, 2012:

Buffalo Discovery Fund
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Clay Brethour	1	$506.6 million	4	$72.2 million	0	N/A
Dave Carlsen	1	$506.6 million	4	$72.2 million	0	N/A
Elizabeth Jones	1	$37.9 million	3	$42.8 million	0	N/A

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Ownership of Securities in the Funds by Portfolio Managers as of March 31, 2012:

Buffalo Discovery Fund
Portfolio Manager	Dollar Range in Portfolio
Clay Brethour	$50,001 - $100,000
Dave Carlsen	$50,001 - $100,000
Elizabeth Jones	$50,001 - $100,000

Material Conflicts Arising from Other Accounts Managed by Portfolio Managers

The management of multiple accounts gives rise to potential conflicts of interest if the Fund and accounts have different objectives, benchmarks, time horizons, and fees, as a Portfolio Manager must allocate his or her time and investment ideas across multiple accounts, including the Fund.  A Portfolio Manager may execute transactions for a Fund or account that may adversely impact the value of securities held by another Fund or account.  Securities selected for one account may outperform the securities selected for another account.

As a registered investment adviser, the Advisor and the Portfolio Managers have a fiduciary duty to place the interests of clients first, before their own interests.  Therefore, conflicts of interest inherent in the management of multiple accounts must be addressed.  When a Portfolio Manager determines, based on the client’s investment objectives and restrictions, that an investment is appropriate or suitable for more than one Fund or account, the following considerations apply.

Advisor―Purchases are allocated, absent unusual circumstances, fairly based on the client’s optimal allocation for the security, considering the client’s investment objectives and restrictions as well as the Advisor’s current market outlook.  Determination of a client’s optimal allocation is made considering the client’s investment objectives, as well as any client’s relevant investment restrictions.  If an entire order is not filled, the final allocation will be made pro rata among the participating clients, based on the original allocation to such clients, absent unusual circumstances.  Investment opportunities in limited amounts are not allocated to the Advisor’s proprietary accounts, employees or affiliated persons.

The Portfolio Managers’ management of their personal accounts may give rise to potential conflicts of interest.  The Fund and the Advisor have adopted a code of ethics that they believe contain provisions reasonably necessary to prevent such conflicts.

Compensation of Portfolio Managers

Portfolio Manager compensation primarily consists of a modest fixed base salary and a larger bonus tied to short- and long-term performance, as well as other factors described herein.  Each Portfolio Manager’s base salary is determined annually based on individual performance, seniority and contributions to the firm.  Bonuses are determined annually based on individual performance and contributions to the firm, performance of funds and accounts managed and success of the firm overall.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF THE FUND

Control persons are persons deemed to control the Fund because they own beneficially over 25% of the Fund’s outstanding equity securities.  As a result, control persons could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of the shareholders of the Fund.  Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities.  As of May 31, 2012, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

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Buffalo Discovery Fund
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[…]	[…]	[…]	[…]%	[…]
[…]	[…]	[…]	[…]%	[…]

MANAGEMENT OWNERSHIP OF THE FUND

As of May 31, 2012, officers and Trustees owned shares of common stock in the Fund as shown below:

Name of Fund	Number of Shares	Percentage of Ownership
Buffalo Discovery	[…]	[…]%

In addition, as of December 31, 2011, neither the Trustees who are not “interested” persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediate family, owned securities beneficially or of record in the Advisor, the Distributor or any affiliate of the Advisor or the Distributor.  Accordingly, as of December 31, 2011, neither the Trustees who are not “interested” persons of the Trust, nor members of their immediate family, had any direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  In addition, as of December 31, 2011, neither the Trustees who are not “interested” persons of the Trust nor members of their immediate family had conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or their affiliates were parties.

DISTRIBUTIONS AND TAXES

Distributions of Investment Company Taxable Income.  The Fund receives income generally in the form of dividends, interest, net short-term capital gains and net gains from foreign currency transactions, if any, on its investments in portfolio securities.  This income, less expenses incurred in the operation of the Fund, constitutes its “investment company taxable income,” from which distributions may be paid to you.  If you are a taxable investor, any distributions by the Fund from such income (other than amounts designated as qualified dividend income) will be taxable to you at ordinary income tax rates, whether you receive them in cash or in additional shares.  For non-corporate shareholders, distributions attributable to and reported as qualified dividend income are currently taxable at long-term capital gain rates, provided certain holding period requirements are met by the shareholder.  See the discussion below under the heading, “Qualified Dividend Income for Non-corporate Shareholders.”

Distributions of Capital Gains.  The Fund may realize capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income, as described above.  Distributions of “net capital gain” (the excess of net long-term capital gain over net short-term capital loss) will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital.  If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in Fund shares and result in a higher reported capital gain or lower reported capital loss when those shares (on which the distribution was received) are sold.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

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Investment in Foreign Securities.  The Fund is permitted to invest in foreign securities as described in this SAI.  Accordingly, the Fund may be subject to foreign withholding taxes on income from certain foreign securities.  Under recent legislation known as the Foreign Account Tax Compliance Act (“FATCA”), beginning in 2014 the United States will impose a 30% withholding tax on certain payments made to certain foreign entities.  This FATCA withholding tax could affect the Fund’s return on its investments in foreign securities and reduce the Fund’s distributions paid to you.

Pass-Through of Foreign Tax Credits.  If more than 50% of the value of the Fund’s total assets at the end of a fiscal year are invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, the Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these foreign taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  The Fund will provide you with the information necessary to claim this deduction or credit on your income tax return if the Fund makes this election.  Your tax reporting of any foreign dividends designated by the Fund as qualified dividend income subject to taxation at long-term capital gain rates, may reduce the otherwise available foreign tax credits on your federal income tax return.  Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their income tax returns.

PFIC Securities.  The Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”).  In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) produce or are held for the production of passive income.  When investing in PFIC securities, the Fund intends to mark-to-market these securities and recognize any unrealized gains at the end of the Fund’s fiscal and excise (described below) tax years.  Deductions for unrealized losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities or received any dividends therefrom.  You should also be aware that dividends paid by PFICs to the Fund do not meet the definition of qualified dividend income.  As such, the Fund will not be able to designate distributions to you of PFIC dividends as qualified dividend income, which is currently eligible for the reduced rate of U.S. federal income tax applicable to long-term capital gains.  In addition, if the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed by the Fund to its shareholders.  Additional charges in the nature of non-deductible interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions.  The Fund will inform you of the amount and character of distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year.  If you have not held Fund shares for a full year, the Fund may designate and distribute to you amounts of investment company taxable income or net capital gain that are not equal to the actual amount of such income earned during the period of your investment in the Fund.  Taxable distributions declared by the Fund in October, November or December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid on December 31.

Election to be Taxed as a Regulated Investment Company.  The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code.  As a RIC, the Fund generally pays no federal income tax on the investment company taxable income and net capital gain it distributes to you.  The Board of Trustees reserves the right not to distribute the Fund’s net capital gain or not to maintain the qualification of the Fund as a RIC if it determines such a course of action to be beneficial to shareholders.  If net capital gain is retained, the Fund would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund.  If the Fund fails to qualify as a RIC and fails to obtain relief from such failure, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would generally be taxed as dividend income to the extent of the Fund’s earnings and profits.

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In order to qualify as a RIC for federal income tax purposes, the Fund must meet certain specific requirements, including:

(i)
The Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of one or more qualified publicly traded partnerships (other than U.S. government securities and securities of other RICs) can exceed 25% of the Fund’s total assets, and, investments of issuers exceeding 5% of the Fund’s total assets (with the exception of cash, U.S. government securities, and securities of other RICs) cannot exceed 50% of the Fund’s total assets;

(ii)
The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii)	The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements.  As a RIC, the Fund is required to distribute its income and capital gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

Required distributions.  To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes at the Fund level.

Post-October losses.  Because the periods for measuring a RIC’s income are different for excise and income tax purposes, special rules are required to protect the amount of earnings and profits needed to support excise tax distributions.  For instance, if a RIC that uses October 31 as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the RIC likely would have insufficient earnings and profits for that taxable year to support the treatment of its required distributions for that calendar year.  Accordingly, the Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of March 31 (‘‘post-October loss”) as occurring on the first day of the following tax year (i.e., April 1).  The Fund generally intends to make such election to defer post-October losses.

Sales, Exchanges and Redemption of Fund Shares.  Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you sell, exchange or redeem your Fund shares, the Internal Revenue Service (“IRS”) requires you to report any gain or loss on the transaction.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and as short-term capital gain or loss if the shares have been held for one year or less.

Sales, Exchanges or Redemptions at a loss within six months of purchase.  Any loss incurred on a sale, exchange or redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any net capital gain distributed to you by the Fund on those shares.

Wash sales.  All or a portion of any loss that you realize on a sale, exchange or redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share sale, exchange or redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

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U.S. Government Securities.  Income earned on certain U.S. government obligations is generally exempt from state and local income taxes if earned directly by you.  States generally grant tax-free status to distributions paid by the Fund attributable to interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by a Fund.  Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment at the state level.  The rules on exclusion of this income are generally different for corporations.

Qualified Dividend Income for Non-corporate Shareholders. For non-corporate shareholders, a portion of the Fund’s distributions of investment taxable income may be reported as qualified dividends, which are currently eligible for taxation at long-term capital gain rates.  This reduced rate generally is available for Fund distributions attributable to dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations.  The federal income tax provisions applicable to qualified dividends are scheduled to expire for tax years beginning after December 31, 2012.

Both the Fund and the investor must meet certain holding period requirements to qualify Fund distributions for this treatment.  Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is entitled to receive the dividend payment.  When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income designated as qualified dividends is currently taxed at the same rates applicable to long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return.  Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense.  For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Fund will report the portion of its distributions of investment company taxable income attributable to qualified dividend income taxable at reduced rates.  If 95% or more of the Fund’s income is from qualified sources, it will be allowed to designate 100% of its distributions of investment company taxable income as qualified dividend income.

However, the current federal income tax provisions applicable to qualified dividends are scheduled to expire for tax years beginning after December 31, 2012.

Dividends-Received Deduction for Corporations.  For corporate shareholders, a portion of the distributions of investment company taxable income paid by the Fund may qualify for the dividends-received deduction.  The portion of such distributions paid by the Fund that so qualifies will be reported each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund were a regular corporation.

The availability of the dividends-received deduction is subject to certain holding period and debt-financing restrictions imposed under the Code on the corporation claiming the deduction.  The amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period, then the dividends-received deduction for Fund distributions on your shares may also be reduced or eliminated.  Even if designated as distributions eligible for the dividends-received deduction, all such distributions (including any deducted portion) must be included in your alternative minimum taxable income calculation.

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Medicare Tax Imposed on Certain Income. For tax years beginning in 2013, individuals, trusts and estates are scheduled to be subject to a Medicare tax of 3.8% (in addition to the regular income tax).  The Medicare tax will be imposed on the lesser of the taxpayer’s (i) investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  Investment income generally consists of passive income, including interest, dividends, annuities, royalties, rents and capital gains.  The Fund anticipates that it will distribute income that will be includable in investment income for purposes of this Medicare tax.

Investment in Complex Securities.  The Fund may invest in complex securities that could be subject to numerous special and complex tax rules.  These rules could accelerate the recognition of income by the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund’s ability to recognize a loss, and, in limited cases, subject the Fund to federal income tax.  These rules could also affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income.  These rules could, therefore, affect the amount, timing or character of Fund distributions.

Cost Basis Reporting.  The Fund is required to report to the IRS and you the cost basis of Fund shares acquired by you on or after January 1, 2012 (“covered shares”) when you redeem such shares.  These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in a separate account from covered shares.  The Fund is not required to determine or report your cost basis in non-covered shares and is not responsible for the accuracy and reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions.  Cost basis is used to determine whether the redemption of a share results in a capital gain or loss.  If you redeem shares during any year, then the Fund will report the gain/loss, cost basis, and holding period of such shares to the IRS and you on Consolidated Form 1099.

A cost basis method is the method by which the Fund determines which specific shares are deemed to be sold when you sell less than your entire position in the Fund and have made multiple purchases of Fund shares on different dates at differing net asset values.  If you do not affirmatively elect a cost basis method, the Fund will use the average cost method, which averages the basis of all Fund shares in your account regardless of holding period, and shares sold or transferred are deemed to be those with the longest holding period first.  You may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in your Fund shares.  The default cost basis method applied by a Fund or the alternate method elected by you may not be changed after the settlement date of a sale of Fund shares.

If you hold shares of a Fund through a financial intermediary or another nominee, please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax advisor regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Backup Withholding.  By law, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid but scheduled to increase to 31% for distributions made or proceeds paid after December 31, 2012.  The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

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Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the U.S., are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.  Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The U.S. imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S.-source dividends, including on distributions of investment company taxable income paid to you by the Fund, subject to an exemption for distributions of net capital gain as described below.  However, notwithstanding such exemption from U.S. withholding at the source, any distributions of investment company taxable income and capital net gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% but scheduled to increase to 31% for distributions made or proceeds paid after December 31, 2012 if you fail to properly certify that you are not subject to backup withholding.

If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Distributions of Net Capital Gain.  In general, distributions of net capital gain of the Fund (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the taxable year.

U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies.  If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate.  The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.  Transfers by gift of shares of the Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

U.S tax certification rules.  Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty.  A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

Capital Loss Carryforward.  For net capital losses arising in tax years beginning on or before December 22, 2010, the Fund is permitted to carry forward a net capital loss to offset its capital gains, if any, realized during the eight years following the year of the loss and the Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried.  For net capital losses arising in tax years beginning after December 22, 2010, the Fund may carry forward such losses, if any, indefinitely and net capital losses generally retain their character as short-term or long-term.  If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders.  Accordingly, the Fund does not expect to distribute any such offsetting capital gains.  The Fund cannot carry back or carry forward any net operating losses.

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As of March 31, 2012, the accumulated capital loss carryforward for federal income tax purposes which are available to offset future taxable gains are as follows:

Name of Fund	Capital Loss Carryforward Utilized	Capital Loss Carryforward	Expires
Buffalo Discovery Fund	$[…]

[At March 31, 2012, the Fund deferred, on a tax-basis, post-October losses of:]

Name of Fund
[…]	$[…]

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

FINANCIAL STATEMENTS

The audited financial statements of the Discovery Fund, which are contained in the March 31, 2012 Annual Report to Shareholders, are incorporated herein by reference.  Unaudited reports to shareholders will be published at least semi-annually.

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APPENDIX A

RATINGS DEFINITIONS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

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B-1
A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor's Underlying Rating)
This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor's maintains surveillance of an issue with a published SPUR.

Dual Ratings
Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

The ratings and other credit related opinions of Standard & Poor's and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions.  Standard & Poor's assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision.  Standard &Poor's opinions and analyses do not address the suitability of any security. Standard & Poor's Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor's has obtained information from sources it believes to be reliable, Standard & Poor's does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

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Active Qualifiers (Currently applied and/or outstanding)

i
This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation.  The 'i' subscript indicates that the rating addresses the interest portion of the obligation only.  The 'i' subscript will always be used in conjunction with the 'p' subscript, which addresses likelihood of receipt of principal.  For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

L
Ratings qualified with 'L' apply only to amounts invested up to federal deposit insurance limits.

p
This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation.  The 'p' subscript indicates that the rating addresses the principal portion of the obligation only.  The 'p' subscript will always be used in conjunction with the 'i' subscript, which addresses likelihood of receipt of interest.  For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

pi
Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain.  They do not, however, reflect in-depth meetings with an issuer's management and therefore may be based on less comprehensive information than ratings without a 'pi' subscript.  Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

preliminary

Preliminary ratings, with the 'prelim' qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor's of appropriate documentation. Standard & Poor's reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

—	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
—
Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor's policies

—
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor's emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

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—
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor's opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities' obligations.

—
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor's would likely withdraw these preliminary ratings.

—	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

sf
The (sf) subscript is assigned to all issues and issuers to which a regulation, such as the European Union Regulation on Credit Rating Agencies, requires the assignment of an additional symbol which distinguishes a structured finance instrument or obligor (as defined in the regulation) from any other instrument or obligor. The addition of this subscript to a credit rating does not change the definition of that rating or our opinion about the issue's or issuer's creditworthiness.

t
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited
Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor's and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*
This symbol indicated continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.  Discontinued use in January 2001.

pr
The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

q
A 'q' subscript indicates that the rating is based solely on quantitative analysis of publicly available information.  Discontinued use in April 2001.

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r
The 'r' modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating.  The absence of an 'r' modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor's discontinued the use of the 'r' modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis.  An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

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Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody's observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.
As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

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The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to "attractiveness". The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at "worst" possibilities in the "visible" future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody's ratings are not made with these bank regulations in mind. Moody's Investors Service's own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody's ratings.

Moody's ratings represent the opinion of Moody's Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody's publications. Reference should be made to these statements for information regarding the issuer. Moody's ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term  Ratings

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

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P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

An issuer’s short-term rating is generally derived from its long-term rating as shown below:

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Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below 'AAA', and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a 'AAA' Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as 'AAA(arg)' for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency's National Short-Term Rating definitions for 'F1+(xxx)', 'F1(xxx)', 'F2(xxx)' and 'F3(xxx)' may be substituted by the regulatory scales, e.g. 'A1+', 'A1', 'A2' and 'A3'. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on the agency's web-site to determine if any additional or alternative category definitions apply.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency's National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a "+" is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

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C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD:  Restricted default
Indicates an entity that as defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

"+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the 'AAA(xxx)' Long-Term National Rating category, to categories below 'CCC(xxx)', or to Short-Term National Ratings other than 'F1(xxx)'.

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LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

—	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

—	Nature of and provisions of the obligation;

—
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA
An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

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BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated 'D' is in payment default.  The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.  The 'D' rating  also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)
The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

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Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings
Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody's Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Fitch’s National Long-Term Credit Ratings

AAA(xxx)
'AAA' National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
'AA' National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country's highest rated issuers or obligations.

A(xxx)
'A' National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
'BBB' National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
'BB' National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
'B' National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
'CCC' National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
'CC' National Ratings denote that default of some kind appears probable.

C(xxx)
'C' National Ratings denote that default is imminent.

RD:  Restricted default.
“RD” ratings indicated that an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.  This would include:
•	a. the selective payment default on a specific class or currency of debt;
•
b.  the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•	c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations either in series or in parallel; or
•	d. execution of a coercive debt exchange on one or more material financial obligations.

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D(xxx)
'D' National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:
The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

"+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the 'AAA(xxx)' Long-Term National Rating category, to categories below 'CCC(xxx)', or to Short-Term National Ratings other than 'F1(xxx)'.

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MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

—	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

—	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings  beginning on page A-3.

 Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

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MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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APPENDIX B

Proxy Voting Policies and Procedures

The Trust delegates all proxy voting decisions regarding the Funds’ securities to KCM (the “Advisor”).  As a result, the Advisor’s proxy voting policies and procedures govern how the Funds’ proxies are voted.

The Advisor’s authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under its investment advisory contract.  The Advisor will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over Fund assets in accordance with the Advisor’s Policies and Procedures.  Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for the Funds, the Advisor’s utmost concern is that all decisions be made solely in the best interest of the Funds.  The Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Funds.

A proxy voting committee makes all proxy decisions and is ultimately responsible for ensuring that all proxies received by the Advisor are voted in a timely manner and in a manner consistent with the Advisor’s determination of the Funds’ best interests.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Funds’ interest, the Advisor will resolve such a conflict in the manner described below:

•
Vote in Accordance with the Guidelines.  To the extent that the Advisor has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Advisor shall vote in accordance with such pre-determined voting policy.

•
Obtain Consent of Trustees.  To the extent that the Advisor has discretion to deviate from the Guidelines with respect to the proposal in question, the Advisor will disclose the conflict to the Board of Trustees and obtain the Trustees’ consent to the proposed vote prior to voting the securities.  The disclosure to the Board of Trustees will include sufficient detail regarding the matter to be voted on and the nature of the Advisor’s conflict that the Board of Trustees would be able to make an informed decision regarding the vote.  If the Board of Trustees does not respond to such a conflict disclosure request or denies the request, the Advisor will abstain from voting the securities held by that account.

The Advisor will generally vote against any management proposal that is not deemed to be in the shareholders’ best interests.  Proposals in this category would include issues regarding the issuer’s board entrenchment, anti-takeover measures, providing cumulative voting rights and election of directors who sit on more than five boards.

Proxies will normally be voted with management on routine proposals that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders, such as election of auditors, date and place of annual meeting and reasonable employee stock purchase plans.  Some proxy decisions may be made on a case-by-case basis.

A description of the Funds’/Advisor’s proxy voting procedures is available without charge upon request, by calling 1-800-492-8332 and on the SEC’s website at http://www.sec.gov.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by (1) calling the Funds at 1-800-492-8332 or (2) on the SEC website at http://www.sec.gov.

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B-1

BUFFALO FUNDS
PART C

OTHER INFORMATION

Item 28.   Exhibits.

(a)			Charter Documents.
	(i)	(A)	Agreement and Declaration of Trust dated February 14, 2001, was previously filed with the Registration Statement on Form N-1A on February 21, 2001, and is incorporated herein by reference.
(B)
Certificate of Trust of Buffalo Funds as filed with the State of Delaware on February 14, 2001, was previously filed with the Registration Statement on Form N-1A on February 21, 2001, and is incorporated herein by reference.

(b)			By-Laws.
	(i)		By-Laws of Buffalo Funds dated February 21, 2001, were previously filed with Registration Statement on Form N-1A on February 21, 2001, and are incorporated herein by reference.
(c)			Instruments Defining Rights of Security Holders are incorporated by reference into the Registrant’s Agreement and Declaration of Trust and By-Laws.
(d)			Investment Advisory Contracts.
(i)
Amended and Restated Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds on behalf of its series Buffalo Balanced Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund dated August 19, 2008, was previously filed with Post-Effective Amendment No. 24 on Form N-1A on November 5, 2008, and is herein incorporated by reference.

(e)			Distribution Contracts.
	(i)	(A)
Distribution Agreement between Quasar Distributors, LLC., Kornitzer Capital Management, Inc., Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc. and Buffalo Funds (Buffalo Mid Cap and Buffalo Science & Technology Funds) dated April 25, 2003, was previously filed with Post-Effective Amendment No. 3 on Form N-1A on July 30, 2003, and is herein incorporated by reference.

(B)
Amended Exhibit A to the Distribution Agreement regarding the addition of the Buffalo Micro Cap Fund was previously filed with Post-Effective Amendment No. 8 on Form N-1A on May 19, 2004, and is herein incorporated by reference.

		(C)	Amendment to the Distribution Agreement dated December 1, 2006, was previously filed with Post-Effective Amendment No. 15 on Form N-1A on December 15, 2006, and is herein incorporated by reference.
		(D)	Amendment to the Distribution Agreement dated August 10, 2007, was previously filed with Post-Effective Amendment No. 18 on Form N-1A on September 27, 2007, and is herein incorporated by reference.
		(E)	Amendment to the Distribution Agreement dated February 15, 2008, was previously filed with Post-Effective Amendment No. 19 on Form N-1A on April 15, 2008, and is herein incorporated by reference.
(f)			Bonus or Profit Sharing Contracts – Not Applicable.

(g)			Custodian Agreements.
	(i)	(A)	Amended and Restated Custody Agreement dated December 1, 2006, was previously filed with Post-Effective Amendment No. 15 on Form N-1A on December 15, 2006, and is herein incorporated by reference.
		(B)	Amended and Restated Custody Agreement dated August 10, 2007, was previously filed with Post-Effective Amendment No. 18 on Form N-1A on September 27, 2007, and is herein incorporated by reference.
(C)
Amendment to the Amended and Restated Custody Agreement dated February 15, 2008, was previously filed with Post-Effective Amendment No. 19 on Form N-1A on April 15, 2008, and is herein incorporated by reference.

(h)			Other Material Contracts.
	(i)	(A)
Amended and Restated Master Services Agreement dated November 19, 2010, was previously filed with Post-Effective Amendment No. 30 on Form N-1A on July 29, 2011, and is herein incorporated by reference.

(i)			Legal Opinions.
	(i)		Opinion and Consent of Counsel – To Be Filed By Amendment.
(j)			Other Opinions.
	(i)		Power of Attorney for Registrant dated May 20, 2005, was previously filed with Post-Effective Amendment No. 10 on Form N-1A on May 20, 2005, and is herein incorporated by reference.
	(ii)		Consent of Independent Registered Public Accounting Firm – To Be Filed By Amendment.
(k)			Omitted Financial Statements – Not Applicable.
(l)			Initial Capital Agreements – Not Applicable.
(m)			Rule 12b-1 Plan – Not Applicable.
(n)			Rule 18f-3 Plan – Not Applicable.
(o)			Reserved.
(p)			Code of Ethics.
(i)
Amended and Restated Joint Code of Ethics of Buffalo Funds and Kornitzer Capital Management, Inc. dated February, 2009, was previously filed with Post-Effective Amendment No. 25 on Form N-1A on July 31, 2009.

	(ii)		Code of Ethics for the Access Persons of Quasar Distributors, LLC, dated September 1, 2005, was previously filed with Post-Effective Amendment No. 15 on Form N-1A on December 15, 2006.

Item 29.   Persons Controlled by or Under Common Control with Registrant

None.

Item 30.   Indemnification

Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

2

Article VII, Section 2(b) of the Agreement and Declaration of Trust provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

Item 31.     Business and Other Connections of Investment Adviser

Kornitzer Capital Management, Inc. is a federally registered investment adviser that provides investment management services to the Buffalo Funds family of mutual funds.  Kornitzer also manages the assets of non-fund advisory clients.

For information as to any other business, vocation or employment of a substantial nature in which the Registrant’s investment advisers and each officer of the Registrant’s investment advisers is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, see (1) Kornitzer Capital Management, Inc.’s Form ADV (File #801-34933) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

Item 32.     Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Funds	LoCorr Investment Trust
Brandes Investment Trust	MainGate Trust
Brandywine Blue Funds, Inc.	Managed Portfolio Series
Bridges Investment Fund, Inc.	Matrix Advisors Value Fund, Inc.
Buffalo Funds	Monetta Fund, Inc.
Country Mutual Funds Trust	Monetta Trust
Cushing MLP Funds Trust	Nicholas Family of Funds, Inc.
DoubleLine Funds Trust	Permanent Portfolio Family of Funds, Inc.
Empiric Funds, Inc.	Perritt Funds, Inc.
Evermore Funds Trust	Perritt Microcap Opportunities Fund, Inc.
First American Funds, Inc.	PineBridge Mutual Funds
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Professionally Managed Portfolios
Fort Pitt Capital Funds	Prospector Funds, Inc.
Glenmede Fund, Inc.	Purisima Funds
Glenmede Portfolios	Quaker Investment Trust
Greenspring Fund, Inc.	Rainier Investment Management Mutual Funds
Guinness Atkinson Funds	RBC Funds Trust
Harding Loevner Funds, Inc.	SCS Financial Funds
Hennessy Funds Trust	Thompson Plumb Funds, Inc.
Hennessy Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Mutual Funds, Inc.	Trust for Professional Managers
Hennessy SPARX Funds Trust	USA Mutuals Funds

3

Hotchkis & Wiley Funds	Wall Street Fund
Intrepid Capital Management Funds Trust	Wexford Trust
IronBridge Funds, Inc.	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not applicable.

Item 33.                      Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Kornitzer Capital Management, Inc. 5420 West 61st Place Shawnee Mission, KS 66205
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 34.       Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.     Undertakings

Not Applicable.

4

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Shawnee Mission and State of Kansas on the 25th day of April, 2012.

                                                                                     BUFFALO FUNDS
                                                                                     Registrant

                                                                                      By:  /s/ Kent W. Gasaway
                                                                                      Kent W. Gasaway
                                                                                      President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 32 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Kent W. Gasaway Kent W. Gasaway	President and Treasurer	April 25, 2012
Joseph C. Neuberger* Joseph C. Neuberger	Chairman and Trustee	April 25, 2012
Gene M. Betts* Gene M. Betts	Trustee	April 25, 2012
Thomas S. Case* Thomas S. Case	Trustee	April 25, 2012
J. Gary Gradinger* J. Gary Gradinger	Trustee	April 25, 2012
Philip J. Kennedy* Philip J. Kennedy	Trustee	April 25, 2012
Grant P. Sarris* Grant P. Sarris	Trustee	April 25, 2012

* By: /s/ Kent W. Gasaway Kent W. Gasaway
(Pursuant to Power of Attorney previously filed)

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